UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	October 1, 2015 — March 31, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
PIM

Putnam Master Intermediate Income Trust

Semiannual report 3|31|16

A world of investing.®

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Master Intermediate
Income Trust

Semiannual report
3 | 31 | 16

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Terms and definitions	14

Other information for shareholders	15

Summary of dividend reinvestment plans	16

Financial statements	18

Shareholder meeting results	86

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Message from the Trustees

Dear Fellow Shareholder:

After enduring significant volatility in early 2016, markets around the world have shown fresh signs of strength as investor sentiment has improved. Many factors had fueled turbulence in the financial markets, including oil price volatility, uncertainty about U.S. monetary policy, and concerns about the ripple effects of China’s economic slowdown.

In the United States, investors were encouraged by the Federal Reserve’s decision in March to hold off on raising interest rates and the dialing back of its 2016 rate-hike forecast to two hikes instead of four. Recent U.S. economic data also have been positive, with improvements in employment, manufacturing, and consumer confidence. Meanwhile, policymakers in Europe, China, Japan, and many emerging markets have continued their efforts to lift economic growth rates.

Putnam’s portfolio managers are positioned to maneuver in all types of markets with active investment strategies and support from teams of equity and fixed-income research analysts. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended March 31, 2016, as well as an outlook for the coming months.

In today’s market environment, it may be helpful to consult your financial advisor to ensure that your investment portfolio is aligned with your goals, time horizon, and risk tolerance.

As always, thank you for investing with Putnam.

Putnam Master Intermediate Income Trust

A multi-sector approach to fixed income

When Putnam Master Intermediate Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today. The fund's managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

A veteran portfolio management team

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Paul D. Scanlon, CFA
Portfolio Manager
Co-Head of Fixed Income

Michael J. Atkin
Portfolio Manager
(Not pictured here)

Diversified holdings across a wide range of security types and market sectors

Investment allocations by security type

Securitized 97.4%
Credit 34.7%
Government 10.2%
Cash and net other assets 5.2%
0
25
50
75
100

Investment allocations by sector

Agency pass-through 35.9%
Commercial MBS 32.7%
High-yield corporate bonds 23.7%
Agency collateralized mortgage obligations 18.0%
Emerging-market bonds 12.7%
Non-agency residential MBS 10.8%
International Treasuries/agency securities 4.4%
Investment-grade corporate bonds 2.6%
Bank loans 1.6%
Cash and net other assets 5.2%
0
10
20
30
40

2 Master Intermediate Income Trust
Master Intermediate Income Trust 3

Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See pages 5 and 12–13 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

* Returns for the six-month period are not annualized, but cumulative.

4	Master Intermediate Income Trust

Interview with
your fund’s
portfolio manager

Bill, what was the bond market environment like during the six months ended March 31, 2016?

The areas of the market where we tend to invest were challenging overall. After a positive start to the period — when prices rebounded from a volatile third quarter of 2015 — investors became increasingly risk averse.

The Paris terrorist attacks in November fueled geopolitical anxieties. In December, Third Avenue Focused Credit Fund, a high-yield fund with relatively low credit quality and high risk, closed to shareholder redemptions and ceased operations. This development, coupled with oil prices falling to levels not seen since 2004, placed heavy pressure on the high-yield market and outflows from the asset class accelerated.

On December 16, the Federal Reserve announced that it would raise its target for short-term interest rates by 0.25%. The increase was the Fed’s first hike in nearly a decade, and ended the zero-interest-rate policy that had been in place for the past seven years. Although the rate hike was widely anticipated, the timing and magnitude of it generated speculation until the Fed’s official announcement.

Immediately following its initial move, the Fed indicated that it may raise rates up to four times in 2016. Market participants reacted to

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/16. See pages 4 and 12–13 for additional fund performance information. Index descriptions can be found on pages 14–15.

Master Intermediate Income Trust	5

the central bank’s signals with concern, and the uncertainty also contributed to volatility.

Oil prices continued to fall as the new year began. This factor, along with increasing worries about a collapse in commodity prices generally, as well as China’s surprise decision to devalue its currency, weighed on credit markets until almost mid-February. Credit spreads, or the yield advantage bonds with credit risk offer over comparable-maturity U.S. Treasuries, rose significantly, as risk aversion permeated the markets.

Market turbulence reached a peak on February 11, after which incremental improvements across a broad range of global issues helped credit-sensitive bonds stage a broad-based rally. Oil prices rose well above their late January and early February lows, China’s central bank assuaged concerns about a large currency devaluation, and improving U.S. economic data helped allay fears that global economic developments would stall the U.S. expansion. The Fed backed away from its earlier statements, saying that it would take a gradual approach toward raising rates, based on a variety of U.S. and global economic factors. As risk appetite resurfaced, investors reemerged, seeking to capitalize on an expanded set of attractive investment opportunities.

Credit qualities are shown as a percentage of net assets as of 3/31/16. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

6	Master Intermediate Income Trust

The fund lagged its benchmark by a significant margin during the period. What factors hampered its relative performance?

It’s important to point out that a substantial portion of the fund’s benchmark is composed of U.S. Treasuries and government-agency securities. These parts of the market generally benefited from investor risk-aversion, as market participants sought the perceived safe haven of government debt. One of the out-of-benchmark sectors that had served the fund well over the long term, securitized mortgage-backed bonds, did not work as well during the six-month reporting period.

Looking at individual strategies, our mortgage-credit holdings were the primary detractors. Our positions in mezzanine commercial mortgage-backed securities [CMBS] and non-agency residential mortgage-backed securities [RMBS] were negatively affected by the risk-off sentiment that spread through the marketplace in January and early February. A challenging supply-and-demand backdrop also weighed on CMBS and RMBS, as increased regulations led many broker/dealers to reduce risk on their balance sheets. Both asset classes rebounded in March, but not enough to completely offset earlier weakness.

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 3/31/16. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Master Intermediate Income Trust	7

Interest-rate and yield-curve positioning also notably hampered performance due to the fund’s modestly negative duration in January, when risk-off sentiment fueled demand for U.S. Treasuries, driving their prices higher and yields lower. Internationally, our interest-rate and yield-curve strategies generated positive results, primarily in the period’s first half, and partially offset the negative impact of our U.S. positioning. Our holdings in Greece were of particular note, as they continued to benefit from the country’s August agreement for a new bailout program and the reelection of Prime Minister Alexis Tsipras in September.

Our active currency strategy was another detractor. We held short positions in the Canadian dollar, the euro, and the Norwegian krone, believing these currencies would weaken relative to the U.S. dollar. Unfortunately, all three currencies appreciated versus the dollar and worked against our strategy. We subsequently reduced the fund’s long-dollar exposure, reflecting our view that the relative strength of the U.S. dollar would not be as great going forward.

Our prepayment strategies, which we implemented with securities such as agency interest-only collateralized mortgage obligations [IO CMOs], produced negative results amid the broad risk-off sentiment during the early months of 2016. Additionally, investors were concerned that the lower interest rates we saw in January and February could spur an increased level of mortgage refinancing

This chart shows how the fund’s sector weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Data in the chart reflect a new calculation methodology put into effect within the past six months.

8	Master Intermediate Income Trust

that would accelerate prepayment speeds on existing securities. On the positive side, a strategy that benefited from the increasing yield differential between mortgage rates and U.S. Treasury yields aided performance, but not quite enough to compensate for the weakness of our IO CMO positions.

Turning to the positive side, which investments aided the fund’s performance?

Emerging-market [EM] debt contributed modestly to returns, particularly the fund’s holdings in Argentina, Venezuela, and Russia. Argentina has been a significant position in the fund for some time and was the strongest performer among our EM debt holdings during the period. The country’s new president, elected in December, has emphasized market-friendly reforms. In particular, investors have become more optimistic about negotiations between Argentina and its holdout creditors. Bonds in Venezuela and Russia, meanwhile, rebounded strongly as oil prices rose.

How did corporate credit affect performance?

Corporate credit, predominantly high-yield bonds, had a neutral impact on the fund’s results. The asset class began and ended the period strong, but struggled in the intervening months due to marketplace liquidity concerns, falling oil prices, and risk-off sentiment.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Master Intermediate Income Trust	9

downside risk. In addition, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk. We employed credit default swaps to hedge the fund’s credit and market risks, and to gain exposure to specific sectors and securities. We also used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

We think U.S. gross domestic product may continue to grow at a rate near 2% over the balance of 2016. Furthermore, we expect that the Fed will continue to raise the federal funds rate if economic data indicate that it is appropriate to continue normalizing monetary policy. We believe it’s most likely that the U.S. central bank will hike rates two times this year. However, the actual pace of tightening will depend on factors such as the health of the labor market, the level of inflation, commodity prices, the relative strength of the U.S. dollar, actions by other central banks, and financial-market volatility.

With oil and commodity prices exhibiting greater stability of late, we believe inflation indicators may begin moving higher during the next several months. If this occurs, we think yields on U.S. Treasuries may also begin to rise.

How do you plan to position the fund in light of this outlook?

With interest rates still near historic lows at period-end, we expect to continue de-emphasizing interest-rate risk because we believe fixed-income investors are not getting compensated adequately for assuming this risk.

Valuations in several mortgage-credit sectors, as well as certain portions of the corporate credit market, appear attractive from a relative-value perspective. Moreover, we believe fundamental support for these sectors in the form of corporate earnings, revenues, and cash flows, remains generally supportive. As a result, we plan to rely on our fundamental research expertise to opportunistically add credit risk to the portfolio.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Michael V. Salm; and Paul D. Scanlon, CFA.

10 Master Intermediate Income Trust

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

Master Intermediate Income Trust	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2016, the end of the first half of its current fiscal year. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 3/31/16

	NAV	Market price

Annual average
Life of fund (since 4/29/88)	6.02%	6.00%

10 years	49.33	66.72
Annual average	4.09	5.24

5 years	6.77	2.70
Annual average	1.32	0.53

3 years	–0.23	2.27
Annual average	–0.08	0.75

1 year	–5.79	–3.91

6 months	–2.90	1.02

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 3/31/16

		Citigroup
	Barclays	Non-U.S. World		Lipper Closed-end
	Government/Credit	Government	JPMorgan Global	General Bond Funds
	Bond Index	Bond Index	High Yield Index†	category average*

Annual average
Life of fund (since 4/29/88)	6.64%	5.58%	—	6.98%

10 years	61.85	47.56	98.01%	95.00
Annual average	4.93	3.97	7.07	6.56

5 years	21.92	1.20	27.34	37.28
Annual average	4.04	0.24	4.95	6.29

3 years	7.44	–0.48	4.86	10.00
Annual average	2.42	–0.16	1.59	3.16

1 year	1.75	7.74	–3.47	–2.65

6 months	2.70	7.59	1.15	–0.98

Index and Lipper results should be compared with fund performance at net asset value. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/16, there were 35, 28, 25, 21, 17, and 4 funds, respectively, in this Lipper category.

† The JPMorgan Global High Yield Index was introduced on 12/31/93, which post-dates the fund’s inception.

12 Master Intermediate Income Trust

Fund price and distribution information For the six-month period ended 3/31/16

Distributions

Number		6

Income		$0.156000

Capital gains		—

Total		$0.156000

Share value	NAV		Market price

9/30/15	$5.03		$4.51

3/31/16	4.73		4.40

Current dividend rate*	6.60%		7.09%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Master Intermediate Income Trust 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS) , also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Government/Credit Bond Index is an unmanaged index of U.S. Treasuries, agency securities, and investment-grade corporate bonds.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States.

JPMorgan Global High Yield Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global

14 Master Intermediate Income Trust

high-yield corporate debt market, including domestic (U.S.) and international (non-U.S.) issues. International issues comprise both developed and emerging markets.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2015, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 8, 2015, up to 10% of the fund’s common shares outstanding as of October 7, 2015.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2016, Putnam employees had approximately $477,000,000 and the Trustees had approximately $127,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Master Intermediate Income Trust 15

Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal.

16 Master Intermediate Income Trust

There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Master Intermediate Income Trust 17

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Master Intermediate Income Trust

The fund’s portfolio 3/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (54.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.7%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, April 1, 2046	$9,000,000	$9,514,688

9,514,688
U.S. Government Agency Mortgage Obligations (50.5%)
Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, April 1, 2046	3,000,000	3,363,281
4 1/2s, TBA, April 1, 2046	3,000,000	3,264,844
4s, TBA, April 1, 2046	1,000,000	1,068,672
3 1/2s, TBA, May 1, 2046	27,000,000	28,258,227
3 1/2s, TBA, April 1, 2046	40,000,000	41,943,752
3s, TBA, May 1, 2046	17,000,000	17,403,750
3s, TBA, April 1, 2046	33,000,000	33,853,360

		129,155,886

Total U.S. government and agency mortgage obligations (cost $138,411,368)		$138,670,574

MORTGAGE-BACKED SECURITIES (49.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (15.9%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.038s, 2037	$65,236	$107,604
IFB Ser. 2979, Class AS, 22.674s, 2034	9,023	9,855
IFB Ser. 3072, Class SM, 22.197s, 2035	104,673	162,367
IFB Ser. 3249, Class PS, 20.836s, 2036	66,287	101,305
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,911,184	292,984
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,035,304	157,056
Ser. 4546, Class TI, 4s, 2045	4,110,097	534,313
Ser. 4462, IO, 4s, 2045	1,681,822	286,431
Ser. 4425, IO, 4s, 2045	6,135,968	736,807
Ser. 4462, Class KI, IO, 4s, 2045	5,387,839	887,916
Ser. 4452, Class QI, IO, 4s, 2044 F	3,698,487	564,758
Ser. 4193, Class PI, IO, 4s, 2043	2,491,086	371,503
Ser. 4062, Class DI, IO, 4s, 2039	5,100,968	504,890
Ser. 4501, Class BI, IO, 3 1/2s, 2043	4,655,892	540,828
Ser. 4122, Class AI, IO, 3 1/2s, 2042	3,174,042	391,058
Ser. 4122, Class CI, IO, 3 1/2s, 2042	2,898,490	357,109
Ser. 4105, Class HI, IO, 3 1/2s, 2041	1,497,575	196,862
Ser. 4166, Class PI, IO, 3 1/2s, 2041	2,675,801	351,832
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,864,219	198,363
Ser. 4165, Class TI, IO, 3s, 2042	6,455,643	683,007
Ser. 4183, Class MI, IO, 3s, 2042	2,740,557	283,922
Ser. 4210, Class PI, IO, 3s, 2041	1,891,116	150,477
FRB Ser. 57, Class 1AX, IO, 0.378s, 2043	1,876,771	20,057
Ser. 3326, Class WF, zero %, 2035	1,218	1,016

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.302s, 2036	101,465	200,108
IFB Ser. 07-53, Class SP, 22.612s, 2037	91,371	142,552
IFB Ser. 08-24, Class SP, 21.696s, 2038	86,754	125,080

Master Intermediate Income Trust 19

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 05-75, Class GS, 18.951s, 2035	$73,902	$103,567
IFB Ser. 05-83, Class QP, 16.268s, 2034	115,548	152,807
IFB Ser. 13-18, Class SB, IO, 5.717s, 2041	1,568,660	218,514
Ser. 374, Class 6, IO, 5 1/2s, 2036	165,611	33,137
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.433s, 2025	1,396,000	1,388,227
Ser. 12-132, Class PI, IO, 5s, 2042	2,368,908	377,396
Ser. 378, Class 19, IO, 5s, 2035	510,990	97,088
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
4.983s, 2025	465,000	471,510
Ser. 15-16, Class MI, IO, 4 1/2s, 2045	2,758,398	513,752
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	745,903	152,689
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	5,333,440	684,595
Ser. 409, Class 81, IO, 4 1/2s, 2040	2,541,873	398,421
Ser. 409, Class 82, IO, 4 1/2s, 2040	2,733,738	428,142
Ser. 366, Class 22, IO, 4 1/2s, 2035	149,885	7,776
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.433s, 2025	64,000	61,982
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
4.433s, 2025	130,000	126,482
Ser. 15-88, Class QI, IO, 4s, 2044	3,402,513	359,205
Ser. 13-41, Class IP, IO, 4s, 2043	1,950,630	313,466
Ser. 13-44, Class PI, IO, 4s, 2043	1,900,083	269,352
Ser. 13-60, Class IP, IO, 4s, 2042	1,459,506	221,908
Ser. 12-96, Class PI, IO, 4s, 2041	1,379,890	178,340
Ser. 409, Class C16, IO, 4s, 2040	1,844,304	276,024
Ser. 12-145, Class TI, IO, 3s, 2042	2,866,526	237,922
Ser. 13-35, Class IP, IO, 3s, 2042 F	2,548,020	239,956
Ser. 13-53, Class JI, IO, 3s, 2041	2,170,006	219,822
Ser. 13-23, Class PI, IO, 3s, 2041	2,327,251	176,336
FRB Ser. 03-W10, Class 1, IO, 0.719s, 2043	353,830	5,570
Ser. 99-51, Class N, PO, zero %, 2029	13,123	11,811

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.718s, 2043	1,043,446	170,499
IFB Ser. 14-41, Class SK, IO, 5.659s, 2044	2,639,737	494,951
Ser. 14-122, Class IC, IO, 5s, 2044	1,476,461	282,905
Ser. 14-76, IO, 5s, 2044	2,086,221	359,787
Ser. 15-187, Class KI, IO, 5s, 2043	4,896,522	585,085
Ser. 13-22, Class IE, IO, 5s, 2043	3,239,010	562,399
Ser. 13-22, Class OI, IO, 5s, 2043	2,824,792	491,008
Ser. 13-3, Class IT, IO, 5s, 2043	1,487,096	258,554
Ser. 13-6, Class IC, IO, 5s, 2043	1,293,504	232,572
Ser. 12-146, IO, 5s, 2042	1,310,795	231,133
Ser. 13-6, Class CI, IO, 5s, 2042	955,337	155,835
Ser. 13-130, Class IB, IO, 5s, 2040	986,536	70,432
Ser. 13-16, Class IB, IO, 5s, 2040	941,909	37,625
Ser. 11-41, Class BI, IO, 5s, 2040	606,491	46,059

20 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-35, Class UI, IO, 5s, 2040	$457,134	$80,792
Ser. 10-20, Class UI, IO, 5s, 2040	1,421,526	239,115
Ser. 10-9, Class UI, IO, 5s, 2040	6,368,631	1,101,378
Ser. 09-121, Class UI, IO, 5s, 2039	3,291,350	583,194
Ser. 15-79, Class GI, IO, 5s, 2039	1,196,274	206,102
Ser. 14-147, Class IJ, IO, 4 1/2s, 2044	2,917,574	388,067
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	2,761,615	447,384
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	684,730	102,258
Ser. 11-140, Class BI, IO, 4 1/2s, 2040	435,148	25,801
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	175,410	18,986
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	2,701,024	438,565
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,545,255	415,042
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	2,807,702	446,661
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,725,543	274,646
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,175,416	250,505
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	596,426	50,487
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	1,894,868	128,491
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	534,853	19,511
Ser. 15-186, Class AI, IO, 4s, 2045	6,928,803	1,020,405
Ser. 15-53, Class MI, IO, 4s, 2045	2,879,119	634,471
Ser. 15-40, IO, 4s, 2045	3,233,602	675,228
Ser. 14-4, Class IC, IO, 4s, 2044	1,444,375	225,430
Ser. 13-165, Class IL, IO, 4s, 2043	1,175,202	183,943
Ser. 12-56, Class IB, IO, 4s, 2042	1,124,643	173,552
Ser. 12-38, Class MI, IO, 4s, 2042	3,426,811	593,051
Ser. 12-47, Class CI, IO, 4s, 2042	2,773,536	422,081
Ser. 15-64, Class PI, IO, 3 1/2s, 2045	4,641,884	430,999
Ser. 13-76, IO, 3 1/2s, 2043	5,045,196	495,035
Ser. 13-28, IO, 3 1/2s, 2043	1,598,003	183,770
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	2,431,750	224,548
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,451,023	313,560
Ser. 13-14, IO, 3 1/2s, 2042	7,216,628	742,519
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	2,567,576	232,982
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	3,036,483	558,616
Ser. 12-113, Class ID, IO, 3 1/2s, 2042	1,595,671	318,150
Ser. 15-52, Class KI, IO, 3 1/2s, 2040	5,355,386	572,223
Ser. 15-96, Class NI, IO, 3 1/2s, 2039	2,936,083	323,556
Ser. 15-124, Class DI, IO, 3 1/2s, 2038	2,611,743	357,430
Ser. 13-H08, IO, 2.926s, 2063	5,844,271	471,048
Ser. 16-H02, Class HI, IO, 2.097s, 2066	6,348,291	667,840
Ser. 16-H03, Class AI, IO, 2.051s, 2066	4,753,058	539,406
Ser. 16-H03, Class DI, IO, 2.042s, 2065	5,176,094	565,680
Ser. 15-H20, Class CI, IO, 2.021s, 2065	5,562,862	671,621
Ser. 15-H15, Class BI, IO, 1.971s, 2065	3,434,390	416,715
Ser. 15-H24, Class AI, IO, 1.969s, 2065	5,037,338	613,044
Ser. 15-H25, Class EI, IO, 1.834s, 2065	4,827,395	528,117
Ser. 15-H20, Class AI, IO, 1.829s, 2065	5,328,868	592,037

Master Intermediate Income Trust 21

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
FRB Ser. 15-H08, Class CI, IO, 1.783s, 2065	$2,929,642	$298,405
Ser. 15-H23, Class BI, IO, 1.714s, 2065	5,194,494	539,188
Ser. 13-H08, Class CI, IO, 1.659s, 2063	5,461,584	435,288
Ser. 15-H26, Class CI, IO, 0.76s, 2065	16,654,213	467,983
Ser. 06-36, Class OD, PO, zero %, 2036	3,647	3,211

40,772,818
Commercial mortgage-backed securities (22.7%)
Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.695s, 2046	1,055,000	1,031,902

Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.339s, 2051	69,435,726	325,938

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-5, Class D, 5.381s, 2045	548,293	548,057

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 01-1, Class K, 6 1/8s, 2036	17,704	17,819

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.885s, 2050	404,000	411,829
FRB Ser. 07-T26, Class AJ, 5.566s, 2045	1,335,000	1,201,500
Ser. 05-PWR7, Class D, 5.304s, 2041	441,000	377,884
Ser. 05-PWR7, Class B, 5.214s, 2041	669,879	661,505
Ser. 05-PWR9, Class C, 5.055s, 2042	401,000	399,998

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.477s, 2039	850,000	805,375
FRB Ser. 06-PW14, Class XW, IO, 0.643s, 2038	15,964,485	188,381

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044 F	507,000	484,696
FRB Ser. 07-CD5, Class XS, IO, 0.155s, 2044 F	24,384,383	46,390

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.574s, 2047	409,000	419,943
FRB Ser. 11-C2, Class F, 5 1/4s, 2047	1,025,000	901,590

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ,
5.482s, 2049	301,000	268,243

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.105s, 2046	600,000	540,001
FRB Ser. 13-GC11, Class D, 4.457s, 2046	207,000	179,717
FRB Ser. 13-GC11, Class E, 4.457s, 2046 F	396,000	290,028

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.762s, 2046	3,279,000	3,217,483

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.813s, 2049	962,000	940,335
Ser. 06-C8, Class AJ, 5.377s, 2046	1,452,000	1,396,824

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.644s, 2044	145,000	143,028
FRB Ser. 13-CR11, Class D, 5.17s, 2046	121,000	111,078
FRB Ser. 13-CR9, Class D, 4.254s, 2045 F	428,000	397,216
Ser. 12-LC4, Class E, 4 1/4s, 2044 F	392,000	303,330
Ser. 13-LC13, Class E, 3.719s, 2046 F	574,000	419,349
Ser. 14-CR18, Class E, 3.6s, 2047	592,000	365,408

22 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5,
Class AX, IO, 0.717s, 2039	$18,867,408	$160,373

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)	645,947	322,974

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO,
0.951s, 2020	1,842,420	27,636

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D,
4.519s, 2048	2,843,000	2,835,893

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.475s, 2044	1,146,549	1,117,885

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965s, 2041	223,292	222,667

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 04-C3, Class X1, IO, 0.831s, 2041	4,585,859	73,456

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41s, 2046	407,000	358,038
FRB Ser. 13-GC10, Class E, 4.41s, 2046	393,000	283,707
FRB Ser. 05-GG4, Class XC, IO, 0.439s, 2039	5,273,886	15,822

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.316s, 2046	662,000	521,193
Ser. 11-GC3, Class E, 5s, 2044 F	577,000	535,391
FRB Ser. 14-GC18, Class D, 4.948s, 2047 F	1,440,000	1,081,049
FRB Ser. 14-GC26, Class D, 4.511s, 2047	811,000	599,361

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.311s, 2047	407,000	300,081
FRB Ser. 14-C25, Class D, 3.949s, 2047	1,050,000	775,530
Ser. 14-C25, Class E, 3.332s, 2047 F	788,000	456,535

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051	1,011,500	986,718
FRB Ser. 06-LDP6, Class B, 5.63s, 2043	793,000	785,070
Ser. 06-LDP8, Class B, 5.52s, 2045	328,000	327,180
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	847,000	841,664

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.175s, 2051	488,000	489,610
FRB Ser. 07-CB20, Class C, 6.175s, 2051	534,000	486,378
FRB Ser. 11-C3, Class F, 5.606s, 2046	410,000	414,920
Ser. 13-C13, Class E, 3.986s, 2046	763,000	590,409
Ser. 13-C10, Class E, 3 1/2s, 2047	943,000	684,618
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	541,000	396,174
FRB Ser. 07-CB20, Class X1, IO, 0.312s, 2051	45,162,326	181,327

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G,
6.41s, 2031	267,225	273,131

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.802s, 2039	1,837,000	1,791,075
Ser. 06-C3, Class AJ, 5.72s, 2039	277,000	277,249
Ser. 06-C6, Class E, 5.541s, 2039	750,000	523,125
FRB Ser. 06-C6, Class C, 5.482s, 2039	1,200,000	1,128,000
Ser. 06-C1, Class AJ, 5.276s, 2041	311,209	310,322

Master Intermediate Income Trust 23

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6,
Class XCL, IO, 0.674s, 2039	$17,049,528	$37,519

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.313s, 2048	443,000	383,735

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS,
IO, zero %, 2028	5,864	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.267s, 2051	184,000	193,163
Ser. 06-C2, Class AJ, 5.802s, 2043	857,000	835,575

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.731s, 2037	49,414	3,019
FRB Ser. 07-C5, Class X, IO, 5.099s, 2049	1,021,685	105,336

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	1,223,000	1,186,188
Ser. 06-4, Class AJ, 5.239s, 2049	393,000	386,240

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4,
Class AJFX, 5.147s, 2049	388,000	377,563

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047	605,000	460,387
FRB Ser. 13-C11, Class F, 4.414s, 2046 F	496,000	414,749
FRB Ser. 13-C10, Class E, 4.081s, 2046	666,000	514,885
Ser. 14-C17, Class E, 3 1/2s, 2047 F	723,000	433,252
Ser. 15-C24, Class D, 3.257s, 2048	484,000	323,182
Ser. 14-C19, Class D, 3 1/4s, 2047	550,000	382,565

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	1,100,000	1,093,719
Ser. 07-HQ11, Class C, 5.558s, 2044	1,102,000	1,049,655
FRB Ser. 06-HQ8, Class C, 5.494s, 2044 F	550,000	495,018
FRB Ser. 06-HQ8, Class D, 5.494s, 2044	823,000	689,880
Ser. 06-HQ10, Class B, 5.448s, 2041	700,000	675,504
Ser. 06-HQ10, Class AJ, 5.389s, 2041	290,000	285,534

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F,
6.268s, 2043	369,000	363,502

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	969,342	883,438

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	708,462	709,170

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	193,000	38,600

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038	602,064	150,516

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6,
Class D, 4.348s, 2046	613,000	528,835

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.048s, 2045	1,920,000	1,901,760
FRB Ser. 06-C25, Class AJ, 5.896s, 2043	58,000	57,994
FRB Ser. 07-C34, IO, 0.301s, 2046	13,726,911	94,716

24 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045	$462,000	$389,143
FRB Ser. 13-LC12, Class D, 4.298s, 2046 F	288,000	228,960
Ser. 14-LC18, Class D, 3.957s, 2047	756,000	530,413

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5s, 2045	534,000	426,452
FRB Ser. 13-C16, Class D, 4.981s, 2046	835,000	756,677
FRB Ser. 14-C19, Class E, 4.971s, 2047	1,219,000	847,350
FRB Ser. 12-C7, Class E, 4.837s, 2045	372,000	348,343
Ser. 12-C7, Class F, 4 1/2s, 2045	2,524,000	2,101,735
Ser. 14-C19, Class D, 4.234s, 2047	681,000	544,077
Ser. 13-C12, Class E, 3 1/2s, 2048	510,000	383,112

58,180,870
Residential mortgage-backed securities (non-agency) (10.8%)
APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M,
0.578s, 2054	400,000	248,000

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 2.793s, 2036	575,000	523,940
FRB Ser. 11-RR3, Class 3A6, 2.443s, 2036	1,203,042	529,338
FRB Ser. 15-RR5, Class 2A3, 1.392s, 2046	620,000	395,143
FRB Ser. 10-RR7, Class 1610, 1.022s, 2047	478,322	239,161
FRB Ser. 15-RR3, Class 5A3, 0.636s, 2046	500,000	340,700
FRB Ser. 12-RR5, Class 4A8, 0.606s, 2035	363,673	329,847

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.358s, 2034	408,143	398,774

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3,
Class M6, 5.308s, 2034	43,061	23,781

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.733s,
2025 (Bermuda)	484,000	469,939

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.068s, 2046	374,628	302,025
FRB Ser. 05-38, Class A1, 1.851s, 2035	627,428	523,930
FRB Ser. 06-OA10, Class 1A1, 1.311s, 2046	350,715	249,951
FRB Ser. 06-OA7, Class 1A2, 1.291s, 2046	938,570	675,770
FRB Ser. 05-38, Class A3, 0.783s, 2035	1,484,364	1,172,081
FRB Ser. 05-59, Class 1A1, 0.758s, 2035	790,220	610,765
FRB Ser. 06-OC2, Class 2A3, 0.723s, 2036 F	463,976	403,659
FRB Ser. 06-OA10, Class 4A1, 0.623s, 2046	5,148,085	3,474,957

CSMC Trust 144A
FRB Ser. 10-18R, Class 6A4, 3.066s, 2036	2,000,000	1,747,565
FRB Ser. 09-13R, Class 3A2, 2.443s, 2036	987,725	508,678

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1,
Class B, 11.933s, 2025	994,847	1,042,898
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2,
Class B, 10.933s, 2028	486,000	454,668
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1,
Class B, 10.433s, 2028	900,000	874,620

Master Intermediate Income Trust 25

MORTGAGE-BACKED SECURITIES (49.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3,
Class B, 9.783s, 2028	$874,000	$811,863
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2,
Class B, 7.983s, 2027	921,000	822,517

Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1,
Class M3, 6.791s, 2028	290,000	300,634

Federal National Mortgage Association Connecticut
Avenue Securities

FRB Ser. 15-C04, Class 1M2, 6.133s, 2028	2,179,000	2,193,801
FRB Ser. 16-C02, Class 1B, 12.685s, 2028	840,000	865,116
FRB Ser. 16-C01, Class 1B, 12.183s, 2028	800,000	823,505
FRB Ser. 16-C02, Class 1M2, 6.435s, 2028	685,000	708,427
FRB Ser. 15-C03, Class 2M2, 5.433s, 2025	640,000	636,415

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.613s, 2036	800,450	393,965

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.963s, 2035	289,387	253,371

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A,
3.844s, 2018	231,951	231,835

Nomura Resecuritization Trust 144A FRB Ser. 15-4R,
Class 1A14, 0.601s, 2047	500,000	225,450

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.933s, 2045	958,265	775,141
FRB Ser. 05-AR13, Class A1C3, 0.923s, 2045	2,325,249	1,878,988
FRB Ser. 05-AR8, Class 2AC2, 0.893s, 2045	877,900	736,131
FRB Ser. 05-AR19, Class A1C4, 0.833s, 2045	499,382	404,500

		27,601,849

Total mortgage-backed securities (cost $135,764,514)		$126,555,537

CORPORATE BONDS AND NOTES (32.4%)*	Principal amount	Value

Basic materials (3.1%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2023	$180,000	$177,300

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)	256,000	286,080

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)	86,000	79,980

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023	203,000	215,180

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9 3/4s, 2023	93,000	106,253

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	298,000	295,020

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10 3/4s, 2023	333,000	335,498

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5 7/8s, 2021 (Germany)	153,000	162,945

Cemex Finance, LLC 144A company guaranty sr. notes 6s,
2024 (Mexico)	490,000	463,001

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s,
2019 (Mexico)	200,000	205,750

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4 7/8s, 2024	211,000	204,670

26 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Basic materials cont.
Coveris Holdings SA 144A company guaranty sr. unsec. notes
7 7/8s, 2019 (Luxembourg)	$305,000	$269,163

CPG Merger Sub, LLC 144A company guaranty sr. unsec.
notes 8s, 2021	85,000	79,263

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7 1/4s, 2022 (Canada)	238,000	159,460

GCP Applied Technologies, Inc. 144A company guaranty sr.
unsec. notes 9 1/2s, 2023	280,000	303,800

HD Supply, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2020	298,000	316,253

HudBay Minerals, Inc. company guaranty sr. unsec. notes
9 1/2s, 2020 (Canada)	294,000	210,210

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020	178,000	176,220

Huntsman International, LLC 144A company guaranty sr. unsec.
notes 5 1/8s, 2022	112,000	108,640

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018	197,000	175,330

Joseph T Ryerson & Son, Inc. company guaranty sr. sub.
notes 9s, 2017	213,000	183,180

Louisiana-Pacific Corp. company guaranty sr. unsec. notes
7 1/2s, 2020	229,000	237,874

Mercer International, Inc. company guaranty sr. unsec. notes
7 3/4s, 2022 (Canada)	262,000	261,018

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6 1/4s, 2022 (Canada)	80,000	67,800

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s,
2023 (Canada)	140,000	135,975

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	337,000	340,134

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027	20,000	18,500

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	105,000	96,600

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)	400,000	399,800

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018	79,000	73,865

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 1/2s, 2020	124,000	140,120

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5 1/4s, 2023	110,000	116,188

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5 1/8s, 2024	60,000	62,250

Sealed Air Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2022	54,000	56,160

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	45,000	47,194

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)	119,000	132,388

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2022	125,000	128,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2024	50,000	50,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	20,000	20,050

Master Intermediate Income Trust 27

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/8s, 2021	$30,000	$30,300

TMS International Corp. 144A company guaranty sr. unsec. sub.
notes 7 5/8s, 2021	131,000	77,618

Univar USA, Inc. 144A company guaranty sr. unsec. notes
6 3/4s, 2023	135,000	131,794

USG Corp. 144A company guaranty sr. unsec. notes
5 7/8s, 2021	125,000	130,625

USG Corp. 144A company guaranty sr. unsec. notes
5 1/2s, 2025	115,000	119,600

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec.
notes 6s, 2023	55,000	50,463

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024	249,000	259,583

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 1/8s, 2021	116,000	120,640

7,819,110
Capital goods (1.9%)
Advanced Disposal Services, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	485,000	494,652

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019	218,000	238,710

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5 3/8s, 2024	120,000	115,350

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5s, 2022	190,000	188,575

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6 1/2s, 2023 (Canada)	136,000	139,570

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024	255,000	243,525

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022	105,000	108,150

Berry Plastics Corp. company guaranty unsub. notes
5 1/8s, 2023	67,000	67,503

Berry Plastics Corp. 144A company guaranty notes 6s, 2022	70,000	73,369

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	235,000	255,563

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. sub. notes 7 3/4s, 2020 (Luxembourg)	105,000	103,688

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6s, 2022	364,000	310,765

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022	234,000	232,830

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024	235,000	256,150

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023	215,000	184,363

Moog, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2022	235,000	235,294

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5 3/8s, 2025	95,000	95,713

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5 3/8s, 2022	402,000	409,035

Terex Corp. company guaranty sr. unsec. notes 6s, 2021	282,000	272,835

28 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Capital goods cont.
TI Group Automotive Systems, LLC 144A sr. unsec. notes
8 3/4s, 2023	$160,000	$153,600

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2021	45,000	47,138

TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6 1/2s, 2024	340,000	337,348

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 3/4s, 2025	235,000	233,825

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 1/2s, 2022	150,000	153,000

4,950,551
Communication services (4.3%)
Altice Financing SA 144A company guaranty sr. notes 6 5/8s,
2023 (Luxembourg)	200,000	200,000

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s,
2022 (Luxembourg)	480,000	469,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	265,000	280,238

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	150,000	145,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. bonds 5 1/8s, 2023	362,000	367,430

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	198,000	203,940

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5 7/8s, 2024	249,000	260,205

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026	163,000	168,705

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	152,000	147,820

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	40,000	40,520

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	210,000	195,300

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	165,000	153,863

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	306,000	330,098

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022 R	85,000	90,738

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	109,000	97,146

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	120,000	123,000

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s,
2023 (Jamaica)	200,000	174,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2024	132,000	121,110

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4 1/4s, 2018	238,000	243,900

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021	80,000	73,951

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024	50,000	44,000

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025	151,000	151,755

Frontier Communications Corp. 144A sr. unsec. notes
10 1/2s, 2022	197,000	201,925

Frontier Communications Corp. 144A sr. unsec. notes
8 7/8s, 2020	63,000	65,441

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)	117,000	74,295

Master Intermediate Income Trust 29

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Communication services cont.
Intelsat Jackson Holdings SA company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2022 (Bermuda)		$80,000	$42,800

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7 3/4s, 2021 (Luxembourg)		13,000	3,868

Intelsat Luxembourg SA company guaranty sr. unsec. sub.
bonds 8 1/8s, 2023 (Luxembourg)		57,000	17,029

Level 3 Communications, Inc. sr. unsec. unsub. notes
5 3/4s, 2022		60,000	61,950

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021		65,000	68,088

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5 3/8s, 2022		205,000	208,180

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 5 3/8s, 2024		75,000	75,938

Numericable-SFR SA 144A sr. bonds 5 5/8s, 2024 (France)	EUR	100,000	114,786

Numericable-SFR SA 144A company guaranty sr. notes 6s,
2022 (France)		$600,000	585,000

Numericable-SFR SA 144A company guaranty sr. notes 6 1/4s,
2024 (France)		200,000	194,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s,
2023 (Canada)		40,000	41,400

Sprint Communications, Inc. sr. unsec. notes 7s, 2020		105,000	83,213

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018		286,000	299,585

Sprint Corp. company guaranty sr. unsec. sub. notes
7 7/8s, 2023		753,000	575,887

Sprint Corp. company guaranty sr. unsec. sub. notes
7 1/4s, 2021		290,000	221,488

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6 5/8s, 2023		282,000	296,100

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6 3/8s, 2025		140,000	143,325

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6 1/4s, 2021		206,000	216,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023		156,000	159,315

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019		75,000	76,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2022		190,000	196,175

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s,
2024 (Luxembourg)	EUR	295,000	368,614

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. notes 5 5/8s, 2023 (Germany)	EUR	84,000	102,212

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)	EUR	90,720	110,502

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 5 1/8s, 2023 (Germany)	EUR	190,350	230,284

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)		$363,000	373,890

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021
(United Kingdom)	GBP	211,500	316,233

30 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Communication services cont.
West Corp. 144A company guaranty sr. unsec. sub. notes
5 3/8s, 2022		$286,000	$263,120

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10 1/4s, 2019		391,000	391,000

Wind Acquisition Finance SA 144A company guaranty notes
7 3/8s, 2021 (Luxembourg)		200,000	181,000

Wind Acquisition Finance SA 144A company guaranty sr. notes
4s, 2020 (Luxembourg)	EUR	125,000	140,693

Windstream Services, LLC company guaranty sr. unsec. notes
7 3/4s, 2021		$109,000	88,903

Windstream Services, LLC company guaranty sr. unsec. notes
6 3/8s, 2023		371,000	271,758

10,944,316
Consumer cyclicals (5.3%)
AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5 7/8s, 2022		110,000	113,025

AMC Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5 3/4s, 2025		105,000	107,363

American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5 3/4s, 2023		164,000	170,355

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10 1/4s, 2022		249,000	224,100

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020		219,000	237,137

Black Knight Financial Services/Black Knight Lending Solutions,
Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		161,000	166,635

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017		185,000	150,775

Bon-Ton Department Stores, Inc. (The) company guaranty
notes 8s, 2021		98,000	41,895

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6 7/8s, 2023		150,000	159,750

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)		235,000	224,425

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)		120,000	106,050

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
6 1/4s, 2021		243,000	260,618

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5 7/8s, 2024		85,000	89,463

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		100,000	103,625

Cinemark USA, Inc. company guaranty sr. unsec. notes
5 1/8s, 2022		72,000	73,710

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021		33,000	34,403

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4 7/8s, 2023		25,000	25,211

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2020		136,000	124,440

Master Intermediate Income Trust 31

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022		$362,000	$360,190

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2019		43,000	16,340

Dana Holding Corp. sr. unsec. notes 6s, 2023		18,000	17,730

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes
5 3/4s, 2023		65,000	68,900

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes
5 1/4s, 2020		45,000	47,081

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2023		230,000	238,050

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s,
2023 (Italy)		200,000	198,900

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		134,000	79,060

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. sub. notes 4 7/8s, 2020		175,000	182,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. sub. notes 4 3/8s, 2018		65,000	66,788

Gray Television, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2020		266,000	280,630

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	260,000	201,193

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		$362,000	356,570

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2019		288,000	213,120

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5 7/8s, 2021		150,000	154,500

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019		173,000	177,758

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65s, 2020		31,000	30,070

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡		120,000	96,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		332,000	305,440

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		197,000	221,133

L Brands, Inc. company guaranty sr. unsec. sub. notes
5 5/8s, 2022		85,000	92,438

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5 7/8s, 2022		55,000	57,888

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5 3/8s, 2024		80,000	83,424

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025		25,000	25,906

Lear Corp. company guaranty sr. unsec. unsub. notes
5 3/8s, 2024		55,000	57,200

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019		85,000	87,763

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022		249,000	249,623

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2021		105,000	106,313

LIN Television Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2022		73,000	73,913

32 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	$80,000	$83,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	275,000	247,500

MGM Resorts International company guaranty sr. unsec. notes
6 3/4s, 2020	175,000	189,350

MGM Resorts International company guaranty sr. unsec. notes
5 1/4s, 2020	28,000	28,700

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	147,000	157,658

Navistar International Corp. company guaranty sr. unsec. notes
8 1/4s, 2021	147,000	109,883

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8 3/4s, 2021 ‡‡	425,000	327,514

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8s, 2021	95,000	81,700

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5 1/2s, 2021 (Luxembourg)	258,000	267,675

Nortek, Inc. company guaranty sr. unsec. sub. notes
8 1/2s, 2021	234,000	242,775

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5 7/8s, 2025	135,000	140,738

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5 5/8s, 2024	94,000	97,995

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024	129,000	128,491

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021	222,000	220,890

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2022	192,000	195,840

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	140,000	138,950

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2026	240,000	246,900

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	65,000	67,113

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023	134,000	136,010

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022	8,000	8,280

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019	36,000	37,080

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018	240,000	248,700

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023	155,000	159,069

Scientific Games Corp. company guaranty sr. unsec. sub. notes
8 1/8s, 2018	54,000	45,630

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10s, 2022	530,000	429,300

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6 1/4s, 2020	50,000	30,000

Scientific Games International, Inc. 144A company guaranty sr.
notes 7s, 2022	150,000	153,000

Sinclair Television Group, Inc. company guaranty sr. unsec. sub.
notes 6 3/8s, 2021	98,000	103,390

Master Intermediate Income Trust 33

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Sinclair Television Group, Inc. company guaranty sr. unsec. sub.
notes 5 3/8s, 2021		$19,000	$19,594

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5 5/8s, 2024		218,000	219,090

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub.
notes 6s, 2024		117,000	122,558

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021		330,000	339,075

Spectrum Brands, Inc. company guaranty sr. unsec. notes
5 3/4s, 2025		105,000	111,563

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6 5/8s, 2022		10,000	10,800

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2020		10,000	10,530

Standard Industries, Inc./NJ 144A sr. unsec. notes 6s, 2025		45,000	47,588

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 3/8s, 2024		220,000	223,300

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021		20,000	20,475

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		183,000	176,138

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 1/4s, 2021		326,000	319,480

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		70,000	67,025

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		156,000	162,630

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes
4 7/8s, 2021		233,000	239,990

Thomas Cook Finance PLC 144A company guaranty sr. unsec.
bonds 6 3/4s, 2021 (United Kingdom)	EUR	250,000	285,636

Tribune Media Co. 144A company guaranty sr. unsec. notes
5 7/8s, 2022		$185,000	180,741

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021		89,000	90,780

13,529,625
Consumer staples (2.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6s, 2022 (Canada)		340,000	353,600

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)		125,000	127,500

Ashtead Capital, Inc. 144A company guaranty notes
6 1/2s, 2022		455,000	483,438

Ashtead Capital, Inc. 144A company guaranty notes
5 5/8s, 2024		200,000	207,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		170,000	164,900

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A
company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		70,000	66,281

BlueLine Rental Finance Corp. 144A notes 7s, 2019		234,000	215,573

CEC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 8s, 2022		105,000	90,038

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		402,000	377,880

Constellation Brands, Inc. company guaranty sr. unsec. notes
4 1/4s, 2023		50,000	51,188

34 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Consumer staples cont.
Constellation Brands, Inc. company guaranty sr. unsec. notes
3 3/4s, 2021	$255,000	$258,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022	90,000	101,250

Corrections Corp. of America company guaranty sr. unsec. notes
4 5/8s, 2023 R	247,000	249,470

Corrections Corp. of America company guaranty sr. unsec. sub.
notes 4 1/8s, 2020 R	123,000	125,460

Dean Foods Co. 144A company guaranty sr. unsec. notes
6 1/2s, 2023	145,000	148,806

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	342,000	218,880

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s,
2023 (Brazil)	200,000	175,250

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty
sr. unsec. notes 7 1/4s, 2021 (Brazil)	350,000	348,600

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020 (Brazil)	67,000	68,675

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018	34,000	33,830

Landry’s, Inc. 144A company guaranty sr. unsec. sub. notes
9 3/8s, 2020	150,000	157,500

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	86,000	86,323

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/8s, 2021	140,000	142,100

Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5 3/4s, 2021	240,000	246,600

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2023	240,000	254,400

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	48,000	35,520

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes
5 3/8s, 2022	195,000	209,869

4,998,119
Energy (5.5%)
Antero Resources Corp. company guaranty sr. unsec. notes
5 5/8s, 2023	78,000	71,760

Antero Resources Corp. company guaranty sr. unsec. sub. notes
5 1/8s, 2022	90,000	81,675

Antero Resources Finance Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2021	192,000	177,600

Archrock Partners LP/Archrock Partners Finance Corp.
company guaranty sr. unsec. notes 6s, 2022	150,000	108,000

Archrock Partners LP/Archrock Partners Finance Corp.
company guaranty sr. unsec. notes 6s, 2021	65,000	46,150

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5 5/8s, 2024 (Canada)	173,000	116,343

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5 1/8s, 2021 (Canada)	18,000	12,780

California Resources Corp. company guaranty sr. unsec. sub.
notes 6s, 2024	95,000	21,375

California Resources Corp. company guaranty sr. unsec. sub.
notes 5s, 2020	25,000	5,750

Master Intermediate Income Trust 35

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Energy cont.
California Resources Corp. 144A company guaranty
notes 8s, 2022	$316,000	$121,660

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020 (In default) †	140,000	26,250

CHC Helicopter SA company guaranty sr. notes 9 1/4s,
2020 (Canada)	270,000	114,075

Chesapeake Energy Corp. 144A company guaranty
notes 8s, 2022	187,000	91,630

Concho Resources, Inc. company guaranty sr. unsec. notes
5 1/2s, 2023	193,000	189,140

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	88,000	86,460

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2022	96,000	43,200

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)	1,390,000	1,257,950

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	25,000	19,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9 1/4s, 2019 (Russia)	647,000	735,063

Halcon Resources Corp. company guaranty sr. unsec. notes
9 3/4s, 2020	170,000	30,175

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	357,000	62,475

Halcon Resources Corp. 144A company guaranty notes
8 5/8s, 2020	60,000	42,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 7 1/4s, 2020	150,000	155,625

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. sub. notes 5 1/2s, 2022	45,000	43,313

Key Energy Services, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2021	121,000	22,688

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022	189,000	160,650

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	149,000	6,705

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2021 (In default) †	157,000	18,055

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/4s, 2019 (In default) †	45,000	4,950

Linn Energy, LLC/Linn Energy Finance Corp. 144A company
guaranty notes 12s, 2020 (In default) †	194,000	26,675

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. notes 10 3/8s, 2017 (Canada) F	80,000	4

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016
(In default) †	225,000	61,875

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022	329,000	319,953

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026	105,000	95,550

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6 7/8s, 2023	86,000	63,210

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2022	285,000	210,900

36 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Energy cont.
Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s,
2022 (Indonesia)		$925,000	$939,600

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)		200,000	195,087

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 7 7/8s, 2019 (Brazil)		390,000	371,963

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 5 3/8s, 2021 (Brazil)		625,000	516,644

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 1/4s, 2017 (Venezuela)		1,475,000	748,563

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)		2,724,000	2,114,505

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8 1/2s, 2017 (Venezuela)		2,467,998	1,308,039

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
8s, 2019 (Mexico)		1,535,000	1,709,913

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4 1/2s, 2026 (Mexico)		185,000	172,328

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5 5/8s, 2023		105,000	68,250

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5 5/8s, 2022		60,000	39,900

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		100,000	97,500

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		100,000	95,500

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		100,000	95,000

Sabine Pass LNG LP company guaranty sr. sub. notes
6 1/2s, 2020		75,000	78,656

Samson Investment Co. company guaranty sr. unsec. notes
9 3/4s, 2020 (In default) †		415,000	1,038

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s,
2020 (In default) †		205,000	49,713

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes
8 1/4s, 2020 (Canada)		155,000	155,388

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022		20,000	900

SM Energy Co. sr. unsec. sub. notes 5s, 2024		91,000	62,989

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		115,000	81,075

Tervita Corp. 144A company guaranty sr. notes 9s,
2018 (Canada)	CAD	46,000	24,350

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$55,000	39,050

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		45,000	4,950

Triangle USA Petroleum Corp. 144A company guaranty sr.
unsec. notes 6 3/4s, 2022		30,000	5,625

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		120,000	60,000

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6 1/8s, 2022		145,000	134,643

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub.
notes 4 7/8s, 2023		203,000	177,118

			13,999,201

Master Intermediate Income Trust 37

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Financials (4.6%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022	$336,000	$315,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020	565,000	625,738

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	95,000	92,863

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025	75,000	77,329

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023	137,000	140,113

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019	65,000	64,838

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023	110,000	110,550

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	135,000	140,063

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022	130,000	131,543

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018	205,000	215,506

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019	165,000	170,693

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025	195,000	199,388

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020	100,000	102,000

Credit Acceptance Corp. company guaranty sr. unsec. notes
6 1/8s, 2021	344,000	325,080

DFC Finance Corp. 144A company guaranty sr. notes
10 1/2s, 2020	160,000	102,400

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022	119,000	125,694

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023	160,000	159,600

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2025 R	95,000	92,388

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
sub. notes 8 1/8s, 2019 ‡‡	68,000	62,560

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021	205,000	201,925

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2022	215,000	204,035

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022	15,000	16,350

iStar, Inc. sr. unsec. notes 5s, 2019 R	55,000	52,800

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 3/8s, 2022 R	215,000	224,675

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. sub. notes 6 7/8s, 2021 R	75,000	77,719

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2020	80,000	76,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2021	213,000	189,038

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019	89,000	69,865

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6 3/4s, 2019	102,000	102,102

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7 1/4s, 2021	118,000	117,558

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	133,000	130,008

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	50,000	44,125

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6 3/4s, 2021	245,000	232,138

38 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Financials cont.
Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s,
2024 (United Kingdom)	$100,000	$96,139

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 7 3/4s, 2018 (Russia)	2,750,000	2,936,905

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes
6 1/8s, 2022 (Russia)	325,000	335,563

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub.
notes 4.95s, 2017 (Russia)	500,000	508,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6s, 2020	590,000	566,400

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019	160,000	152,800

Stearns Holdings, Inc. 144A company guaranty sr. notes
9 3/8s, 2020	185,000	180,375

TMX Finance, LLC/TitleMax Finance Corp. 144A company
guaranty sr. notes 8 1/2s, 2018	70,000	56,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024	318,000	316,013

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s,
2022 (Ukraine)	200,000	176,192

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021	199,000	199,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	979,000	1,032,440

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95s, 2022 (Russia)	200,000	194,500

Walter Investment Management Corp. company guaranty sr.
unsec. notes 7 7/8s, 2021	135,000	87,750

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023	91,000	90,545

11,921,031
Health care (2.5%)
Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 6 1/8s, 2021	195,000	201,825

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 5 1/8s, 2022	85,000	85,850

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023	192,000	169,440

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	130,000	131,300

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024	175,000	184,188

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021	55,000	57,338

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2022	183,000	165,158

Concordia Healthcare Corp. 144A company guaranty sr. unsec.
notes 7s, 2023 (Canada)	274,000	234,955

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022	240,000	179,100

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s,
2022 (Netherlands)	208,000	206,960

Endo Finance, LLC 144A company guaranty sr. unsec. notes
5 3/4s, 2022	5,000	4,738

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 7/8s, 2023	165,000	155,925

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6s, 2025 (Ireland)	200,000	187,500

Master Intermediate Income Trust 39

CORPORATE BONDS AND NOTES (32.4%)* cont.	Principal amount	Value

Health care cont.
Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)	$200,000	$188,750

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2022	158,000	157,408

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026	150,000	153,750

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020	758,000	831,905

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022	55,000	62,013

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025	50,000	50,547

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023	160,000	164,288

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub.
notes 10 1/2s, 2018	5,000	5,013

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)	143,000	125,840

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	70,000	72,800

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
5 3/8s, 2022	120,000	123,300

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95s, 2024 R	130,000	132,403

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022	278,000	290,510

Service Corp. International/US sr. unsec. unsub. notes
5 3/8s, 2024	498,000	526,635

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6 1/2s, 2023	96,000	95,760

Tenet Healthcare Corp. company guaranty sr. bonds
4 1/2s, 2021	35,000	35,175

Tenet Healthcare Corp. company guaranty sr. bonds
4 3/8s, 2021	98,000	98,245

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	355,000	378,963

Tenet Healthcare Corp. company guaranty sr. sub.
notes 6s, 2020	231,000	246,015

Tenet Healthcare Corp. 144A company guaranty sr. FRN
4.134s, 2020	170,000	168,725

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 7s, 2020	30,000	25,200

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2020	23,000	19,090

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2025	160,000	123,200

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 7/8s, 2023	179,000	140,291

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2021	35,000	27,563

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023	85,000	66,831

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2020	124,000	101,060

		6,375,557

40 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Technology (1.3%)
ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 3/8s, 2020		$80,000	$82,100

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		54,000	16,605

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		466,000	314,550

CommScope Technologies Finance, LLC 144A sr. unsec.
notes 6s, 2025		121,000	122,134

First Data Corp. 144A company guaranty sr. unsec. unsub.
notes 7s, 2023		200,000	202,000

First Data Corp. 144A notes 5 3/4s, 2024		190,000	189,981

First Data Corp. 144A sr. notes 5 3/8s, 2023		165,000	169,125

Freescale Semiconductor, Inc. 144A company guaranty sr.
notes 6s, 2022		110,000	116,600

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		438,000	398,580

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		57,000	58,710

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023 R		185,000	194,250

Iron Mountain, Inc. 144A company guaranty sr. unsec.
notes 6s, 2020 R		75,000	79,031

Micron Technology, Inc. company guaranty sr. unsec. unsub.
notes 5 7/8s, 2022		185,000	160,025

Micron Technology, Inc. 144A sr. unsec. unsub. notes
5 1/4s, 2023		301,000	246,068

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes
4 1/2s, 2020 (Japan)		135,000	137,499

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019		125,000	56,250

Techem Energy Metering Service GmbH & Co. KG 144A
company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)	EUR	200,000	242,628

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub.
notes 6 7/8s, 2021 (Germany)	EUR	265,000	317,537

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		$217,000	235,445

Transportation (0.2%)			3,339,118
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		205,000	192,188

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023		385,000	375,375

Utilities and power (1.7%)			567,563
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		665,000	643,388

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		70,000	67,725

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		135,000	151,200

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		340,000	326,400

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		45,000	47,194

Calpine Corp. 144A company guaranty sr. sub. notes
5 7/8s, 2024		35,000	36,838

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec.
unsub. notes 6 7/8s, 2019 (Brazil)		350,000	335,732

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		20,000	18,500

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		428,000	425,860

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7 5/8s, 2024		10,000	9,075

Master Intermediate Income Trust 41

CORPORATE BONDS AND NOTES (32.4%)* cont.		Principal amount	Value

Utilities and power cont.
El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes
8 5/8s, 2022		$247,000	$281,791

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022 (In default) †		138,850	150,999

Energy Transfer Equity LP company guaranty sr. notes
7 1/2s, 2020		150,000	144,375

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022		100,000	46,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2023		80,000	36,800

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9 3/8s, 2020		434,000	217,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		45,000	32,850

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		190,000	122,550

NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7 7/8s, 2021		595,000	592,769

NRG Yield Operating, LLC company guaranty sr. unsec. notes
5 3/8s, 2024		76,000	70,680

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5s, 2022		85,000	79,881

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		170,000	165,153

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		120,000	106,971

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		58,000	51,176

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		199,000	183,080

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11 1/2s, 2020 (In default) †		90,000	26,100

			4,370,587

Total corporate bonds and notes (cost $90,922,339)			$82,814,778

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.1%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)		$1,793,200	$1,936,656

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s,
2017 (Argentina) (In default) †		1,750,000	2,065,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		420,000	424,725

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017
(Brazil) (units)	BRL	1,500	416,801

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10 7/8s, 2021 (Argentina)		$725,000	784,813

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s,
2021 (Argentina)		848,092	890,497

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s,
2018 (Argentina)		1,850,000	1,905,500

Chile (Republic of) sr. unsec. unsub. notes 5 1/2s, 2020 (Chile)	CLP	170,000,000	262,194

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		$265,000	289,513

42 Master Intermediate Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.1%)* cont.		Principal amount	Value

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s,
2017 (Croatia)		$225,000	$233,438

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s,
2024 (Croatia)		200,000	218,000

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5 1/2s,
2025 (Dominican Republic)		725,000	718,656

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)		900,000	746,339

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s,
2017 (Ghana)		203,000	198,686

Ghana (Republic of) 144A sr. unsec. unsub. notes 7 7/8s,
2023 (Ghana)		691,585	548,081

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)	EUR	985,000	1,040,602

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s,
2019 (Greece)	EUR	983,000	979,228

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece) ††	EUR	7,366,492	5,888,754

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece) ††	EUR	3,898,000	3,180,499

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s,
2026 (Indonesia)		$200,000	208,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s,
2023 (Indonesia)		560,000	548,128

Kenya (Republic of) 144A sr. unsec. unsub. notes 6 7/8s,
2024 (Kenya)		200,000	189,750

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)		200,000	204,888

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2027 (Ukraine)		168,000	148,268

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2026 (Ukraine)		168,000	148,240

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2025 (Ukraine)		168,000	148,924

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2024 (Ukraine)		168,000	150,184

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2023 (Ukraine)		168,000	151,973

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2022 (Ukraine)		168,000	153,720

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2021 (Ukraine)		168,000	155,524

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2020 (Ukraine)		215,000	201,659

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2019 (Ukraine)		5,399	5,080

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds
13 5/8s, 2018 (Venezuela)		1,285,000	715,745

Total foreign government and agency bonds and notes (cost $28,595,448)			$25,858,065

Master Intermediate Income Trust 43

SENIOR LOANS (1.5%)* [c]	Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022	$234,426	$222,663

Asurion, LLC bank term loan FRN 8 1/2s, 2021	139,000	129,574

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	136,799	99,350

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	221,120	147,045

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11 1/4s, 2017	851,175	780,687

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B7, 11 3/4s, 2017	69,650	63,817

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021	255,450	207,553

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	37,001	36,075

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020	62,941	62,830

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021	90,904	85,563

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	208,685	155,383

iHeartCommunications, Inc. bank term loan FRN Ser. D,
7.189s, 2019	323,000	220,582

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021	159,194	158,448

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022	104,475	103,985

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020	164,588	149,500

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	283,364	258,963

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4 3/4s, 2021	78,800	72,299

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Netherlands)	117,900	113,405

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1,
5 3/4s, 2023	150,000	149,461

ROC Finance, LLC bank term loan FRN 5s, 2019	255,748	245,518

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	60,000	55,875

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	118,788	110,770

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.918s, 2017	496,516	139,438

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.918s, 2017	5,096	1,431

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 3 3/4s, 2020	104,487	98,031

Total senior loans (cost $4,684,269)		$3,868,246

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875	$41,518,600	$450,060

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625	41,518,600	415

Citibank, N.A.
(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087	36,706,100	37

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	3,987,800	78,911

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	3,987,800	32,138

44 Master Intermediate Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date cont.	date/strike	amount	Value

Goldman Sachs International
1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149	$45,571,500	$266,138

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625	36,706,100	37

JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.805	81,569,400	163,139

1.445/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.445	81,569,400	94,621

2.19/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.19	3,113,900	39,079

(1.365)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.365	81,999,000	21,320

2.15/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.15	3,113,900	17,064

0.975/3 month USD-LIBOR-BBA/Apr-21	Apr-16/0.975	81,999,000	11,480

Total purchased swap options outstanding (cost $2,960,006)			$1,174,439

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.2%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/$101.16	$15,000,000	$37,500

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/100.91	15,000,000	29,700

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.30	10,000,000	28,500

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.22	10,000,000	26,500

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.11	10,000,000	24,000

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/100.84	10,000,000	18,700

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	May-16/102.91	10,000,000	73,400

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	May-16/102.81	10,000,000	67,200

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	May-16/102.69	10,000,000	59,500

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	May-16/102.59	10,000,000	54,100

Total purchased options outstanding (cost $975,000)			$419,100

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R	$100,000	$102,880

Navistar International Corp. cv. sr. unsec. sub. bonds
4 1/2s, 2018	69,000	41,141

Total convertible bonds and notes (cost $155,175)		$144,021

PREFERRED STOCKS (0.0%)*	Shares	Value

M/I Homes, Inc. Ser. A, $2.438 pfd.	3,624	$90,600

Total preferred stocks (cost $76,023)		$90,600

Master Intermediate Income Trust 45

COMMON STOCKS (0.0%)*		Shares	Value

Lone Pine Resources Canada, Ltd. (Canada) † F		9,978	$100

Lone Pine Resources, Inc. Class A (Canada) † F		9,978	100

Tribune Media Co. Class 1C F		40,066	10,017

Total common stocks (cost $65,186)			$10,217

SHORT-TERM INVESTMENTS (8.0%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.44% L	Shares	8,537,287	$8,537,287

U.S. Treasury Bills 0.30%, May 19, 2016 Δ §		$2,131,000	2,130,627

U.S. Treasury Bills 0.31%, May 12, 2016 Δ §		2,583,000	2,582,716

U.S. Treasury Bills 0.26%, May 5, 2016 Δ §		729,000	728,937

U.S. Treasury Bills 0.04%, April 28, 2016 Δ		150,000	149,981

U.S. Treasury Bills 0.11%, April 21, 2016 # Δ §		2,736,000	2,735,841

U.S. Treasury Bills 0.07%, April 14, 2016 # Δ §		907,000	906,966

U.S. Treasury Bills 0.07%, April 7, 2016 # Δ §		2,742,000	2,741,945

Total short-term investments (cost $20,513,150)			$20,514,300

TOTAL INVESTMENTS

Total investments (cost $423,122,478)			$400,119,877

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding’s abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

46 Master Intermediate Income Trust

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2015 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $255,991,500.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $147,790,165 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	86.4%	Brazil	0.7%

Greece	2.8	Mexico	0.6

Argentina	1.9	Luxembourg	0.5

Russia	1.5	Indonesia	0.5

Venezuela	1.2	Other	3.1

Canada	0.8	Total	100.0%

Master Intermediate Income Trust 47

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $156,244,599) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$566,833	$583,546	$(16,713)

	British Pound	Buy	6/15/16	1,293,775	1,263,159	30,616

	Canadian Dollar	Sell	4/20/16	1,467,924	1,396,014	(71,910)

	Chilean Peso	Sell	4/20/16	293,970	271,551	(22,419)

	Czech Koruna	Sell	6/15/16	121,630	70,686	(50,944)

	Euro	Sell	6/15/16	2,638,537	2,574,142	(64,395)

	Hong Kong Dollar	Sell	5/18/16	1,310,005	1,301,807	(8,198)

	Japanese Yen	Sell	5/18/16	1,320,466	1,305,173	(15,293)

	Mexican Peso	Buy	4/20/16	2,651,641	2,606,448	45,193

	Mexican Peso	Sell	4/20/16	2,651,641	2,495,625	(156,016)

	New Zealand Dollar	Buy	4/20/16	2,253,326	2,207,925	45,401

	Norwegian Krone	Sell	6/15/16	1,203,892	1,150,534	(53,358)

	South Korean Won	Buy	5/18/16	49,225	78,691	(29,466)

	Swedish Krona	Buy	6/15/16	609,749	592,246	17,503

Barclays Bank PLC
	Australian Dollar	Buy	4/20/16	1,336,498	1,316,277	20,221

	Australian Dollar	Sell	4/20/16	1,336,498	1,245,627	(90,871)

	Canadian Dollar	Sell	4/20/16	877,567	819,792	(57,775)

	Euro	Buy	6/15/16	321,249	334,700	(13,451)

	Mexican Peso	Buy	4/20/16	1,794,799	1,773,659	21,140

	Mexican Peso	Sell	4/20/16	1,794,799	1,748,299	(46,500)

	New Zealand Dollar	Buy	4/20/16	1,946,764	1,880,052	66,712

	New Zealand Dollar	Sell	4/20/16	1,946,764	1,865,624	(81,140)

	Norwegian Krone	Sell	6/15/16	3,333,993	3,227,185	(106,808)

	Swedish Krona	Buy	6/15/16	2,615,680	2,513,399	102,281

	Swiss Franc	Sell	6/15/16	98,278	94,869	(3,409)

Citibank, N.A.
	Australian Dollar	Buy	4/20/16	1,297,815	1,266,726	31,089

	Australian Dollar	Sell	4/20/16	1,297,815	1,278,027	(19,788)

	Brazilian Real	Buy	4/4/16	180,830	179,465	1,365

	Brazilian Real	Sell	4/4/16	180,830	158,163	(22,667)

	Brazilian Real	Sell	7/1/16	176,522	175,081	(1,441)

	British Pound	Buy	6/15/16	2,189,334	2,168,276	21,058

	Canadian Dollar	Sell	4/20/16	2,037,260	1,939,382	(97,878)

	Euro	Sell	6/15/16	1,315,220	1,284,501	(30,719)

	Mexican Peso	Buy	4/20/16	92,887	216,024	(123,137)

	New Zealand Dollar	Buy	4/20/16	2,134,058	2,071,489	62,569

	Singapore Dollar	Sell	5/18/16	60,751	37,733	(23,018)

	South African Rand	Buy	4/20/16	1,420,718	1,293,031	127,687

	South African Rand	Sell	4/20/16	1,420,718	1,310,785	(109,933)

	South Korean Won	Sell	5/18/16	1,241	12,516	11,275

48 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $156,244,599) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Australian Dollar	Buy	4/20/16	$2,801,912	$2,614,369	$187,543

	Australian Dollar	Sell	4/20/16	2,733,968	2,640,536	(93,432)

	Canadian Dollar	Sell	4/20/16	1,853,000	1,731,955	(121,045)

	Euro	Sell	6/15/16	1,299,939	1,240,895	(59,044)

	Hong Kong Dollar	Sell	5/18/16	1,001,152	989,585	(11,567)

	Japanese Yen	Buy	5/18/16	1,283,042	1,272,662	10,380

	New Taiwan Dollar	Buy	5/18/16	17,951	42,220	(24,269)

	New Zealand Dollar	Buy	4/20/16	2,823,011	2,774,046	48,965

	New Zealand Dollar	Sell	4/20/16	1,332,949	1,283,314	(49,635)

	Norwegian Krone	Sell	6/15/16	2,338,587	2,283,002	(55,585)

	Swedish Krona	Sell	6/15/16	36,345	34,419	(1,926)

Deutsche Bank AG
	Canadian Dollar	Buy	4/20/16	1,401,935	1,366,410	35,525

	Canadian Dollar	Sell	4/20/16	1,401,935	1,309,849	(92,086)

	Israeli Shekel	Buy	4/20/16	207,833	204,027	3,806

	Israeli Shekel	Sell	4/20/16	207,833	199,428	(8,405)

	Japanese Yen	Buy	5/18/16	1,285,658	1,293,037	(7,379)

	Japanese Yen	Sell	5/18/16	1,370,993	1,277,024	(93,969)

	New Zealand Dollar	Buy	4/20/16	1,438,681	1,346,466	92,215

	New Zealand Dollar	Sell	4/20/16	34,600	34,095	(505)

Goldman Sachs International
	Australian Dollar	Buy	4/20/16	365,837	322,720	43,117

	British Pound	Sell	6/15/16	1,294,350	1,305,820	11,470

	Canadian Dollar	Buy	4/20/16	1,271,652	1,416,192	(144,540)

	Euro	Buy	6/15/16	2,359,481	2,233,405	126,076

	Japanese Yen	Sell	5/18/16	281,802	173,827	(107,975)

	New Zealand Dollar	Buy	4/20/16	4,117,907	3,873,369	244,538

	New Zealand Dollar	Sell	4/20/16	2,019,209	1,936,845	(82,364)

	Singapore Dollar	Sell	5/18/16	4,525	4,272	(253)

	South African Rand	Buy	4/20/16	1,420,718	1,299,547	121,171

	South African Rand	Sell	4/20/16	1,420,718	1,310,242	(110,476)

	South Korean Won	Buy	5/18/16	1,344,884	1,288,136	56,748

	South Korean Won	Sell	5/18/16	1,352,144	1,280,891	(71,253)

	Swedish Krona	Buy	6/15/16	16,289	84,617	(68,328)

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/16	5,056	4,515	541

	Australian Dollar	Sell	4/20/16	5,056	4,978	(78)

	Canadian Dollar	Sell	4/20/16	546,698	520,821	(25,877)

	Euro	Sell	6/15/16	3,374,664	3,211,202	(163,462)

	Hong Kong Dollar	Sell	5/18/16	1,308,303	1,300,249	(8,054)

Master Intermediate Income Trust 49

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $156,244,599) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/20/16	$74,990	$211,495	$(136,505)

	British Pound	Buy	6/15/16	1,409,133	1,375,028	34,105

	Canadian Dollar	Buy	4/20/16	6,513,180	6,192,377	320,803

	Canadian Dollar	Sell	4/20/16	6,513,180	6,139,009	(374,171)

	Euro	Sell	6/15/16	1,959,317	1,874,926	(84,391)

	Hong Kong Dollar	Sell	5/18/16	1,337,303	1,333,342	(3,961)

	Japanese Yen	Sell	5/18/16	1,330,693	1,296,000	(34,693)

	Mexican Peso	Buy	4/20/16	1,616,110	1,576,173	39,937

	Mexican Peso	Sell	4/20/16	1,616,110	1,590,981	(25,129)

	New Zealand Dollar	Buy	4/20/16	1,391,098	1,322,533	68,565

	Norwegian Krone	Sell	6/15/16	3,503,580	3,389,010	(114,570)

	Singapore Dollar	Sell	5/18/16	60,751	41,254	(19,497)

	South African Rand	Buy	4/20/16	168,607	161,354	7,253

	South African Rand	Sell	4/20/16	168,607	156,849	(11,758)

	South Korean Won	Sell	5/18/16	37,718	37,894	176

	Swedish Krona	Buy	6/15/16	115,345	122,633	(7,288)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	2,541,247	2,544,001	(2,754)

	British Pound	Sell	6/15/16	1,246,512	1,270,968	24,456

	Canadian Dollar	Sell	4/20/16	1,434,352	1,332,912	(101,440)

	Euro	Sell	6/15/16	5,014,098	4,780,494	(233,604)

	Japanese Yen	Buy	5/18/16	1,370,988	1,277,220	93,768

	New Zealand Dollar	Buy	4/20/16	2,876,948	2,800,703	76,245

	Norwegian Krone	Sell	6/15/16	2,706,888	2,585,697	(121,191)

	Swedish Krona	Buy	6/15/16	3,221,009	3,185,890	35,119

State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	20,835	19,438	1,397

	Australian Dollar	Sell	4/20/16	20,835	20,517	(318)

	Brazilian Real	Buy	4/4/16	506,779	470,862	35,917

	Brazilian Real	Sell	4/4/16	506,779	454,131	(52,648)

	Brazilian Real	Sell	7/1/16	222,458	220,601	(1,857)

	Canadian Dollar	Sell	4/20/16	1,253,095	1,148,807	(104,288)

	Euro	Sell	6/15/16	3,234,280	3,106,981	(127,299)

	New Taiwan Dollar	Buy	5/18/16	17,947	44,083	(26,136)

	South Korean Won	Sell	5/18/16	53,890	37,772	(16,118)

UBS AG
	Australian Dollar	Sell	4/20/16	26,886	114,637	87,751

	British Pound	Buy	6/15/16	1,159,313	1,158,596	717

	Canadian Dollar	Sell	4/20/16	824,899	755,046	(69,853)

	Euro	Buy	6/15/16	1,278,500	1,265,476	13,024

	Israeli Shekel	Buy	4/20/16	7,616	7,480	136

	Israeli Shekel	Sell	4/20/16	7,616	7,296	(320)

50 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $156,244,599) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.
	Japanese Yen	Sell	5/18/16	$1,274,214	$1,287,968	$13,754

	New Taiwan Dollar	Buy	5/18/16	1,756	21,247	(19,491)

	New Zealand Dollar	Buy	4/20/16	1,295,794	1,265,377	30,417

WestPac Banking Corp.
	Australian Dollar	Buy	4/20/16	1,473,303	1,451,020	22,283

	Australian Dollar	Sell	4/20/16	1,473,303	1,338,484	(134,819)

	Canadian Dollar	Buy	4/20/16	1,160,388	1,233,622	(73,234)

	New Zealand Dollar	Buy	4/20/16	620,445	599,199	21,246

Total						$(2,102,813)

FUTURES CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	57	$9,372,938	Jun-16	$(128,301)

U.S. Treasury Bond Ultra
30 yr (Long)	23	3,968,219	Jun-16	(70,124)

U.S. Treasury Note 5 yr (Long)	3	363,492	Jun-16	346

U.S. Treasury Note 10 yr (Short)	69	8,996,953	Jun-16	61,730

U.S. Treasury Note Ultra
10 yr (Short)	11	1,548,250	Jun-16	(16,507)

Total				$(152,856)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/16 (premiums $4,125,982) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$20,759,300	$4,982

(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	20,759,300	577,730

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	36,706,100	37

2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	36,706,100	37

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	3,987,800	169,083

Goldman Sachs International
1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	45,571,500	46

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	73,412,200	73

JPMorgan Chase Bank N.A.
(1.17)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	40,999,500	84,869

(2.27)/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.27	3,113,900	96,064

1.17/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	40,999,500	123,818

(1.625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	40,784,700	219,830

Master Intermediate Income Trust 51

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/16 (premiums $4,125,982) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A. cont.
1.625/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	$40,784,700	$349,525

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,568,000	685,430

Total			$2,311,524

WRITTEN OPTIONS OUTSTANDING at 3/31/16 (premiums $975,000) (Unaudited)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/$100.45	$15,000,000	$19,200

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.63	10,000,000	15,100

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.20	15,000,000	15,000

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.56	10,000,000	14,200

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.44	10,000,000	12,600

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.19	10,000,000	9,800

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.75	15,000,000	9,600

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.95	10,000,000	7,800

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.91	10,000,000	7,400

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.50	15,000,000	7,350

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.77	10,000,000	6,500

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.53	10,000,000	5,100

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/102.14	10,000,000	32,600

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/102.05	10,000,000	29,100

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/101.92	10,000,000	24,900

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/101.83	10,000,000	22,000

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/101.38	10,000,000	11,900

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/101.28	10,000,000	10,400

52 Master Intermediate Income Trust

WRITTEN OPTIONS OUTSTANDING at 3/31/16 (premiums $975,000) (Unaudited) cont.
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/$101.16	$10,000,000	$8,700

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	May-16/101.06	10,000,000	7,600

Total			$276,850

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	$5,037,775	$(123,441)	$106,196

2.035/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	5,037,775	(128,005)	77,078

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	9,176,100	(60,672)	6,148

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	18,352,200	(128,924)	5,322

(3.035)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	5,037,775	(134,045)	(122,554)

(3.117)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	5,037,775	(141,058)	(131,536)

2.655/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	22,065,500	146,185	144,308

2.56/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	22,065,500	141,058	138,792

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	18,352,200	56,194	(32,483)

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	36,704,400	117,454	(60,195)

(1.56)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	22,065,500	127,038	(131,510)

(1.655)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	22,065,500	125,773	(166,374)

Total			$(2,443)	$(166,808)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/16 (proceeds receivable $46,754,805) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s,
April 1, 2046	$27,000,000	4/13/16	$28,312,033

Federal National Mortgage Association, 3s, April 1, 2046	18,000,000	4/13/16	18,465,469

Total			$46,777,502

Master Intermediate Income Trust 53

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	1,462,000,000	$—	11/6/19	3 month KRW-CD-	2.17%	$33,940
				KSDA-BLOOMBERG

JPMorgan Chase Bank N.A.
MXN	37,435,000	—	1/1/26	1 month MXN-TIIE-	6.16%	19,984
				BANXICO

MXN	22,629,000	—	1/2/26	1 month MXN-TIIE-	6.14%	9,882
				BANXICO

Total		$—				$63,806

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$20,759,300	$269,597	3/30/26	1.91%	3 month USD-	$(248,101)
				LIBOR-BBA

6,983,000 E	(52,164)	6/15/26	1.60%	3 month USD-	3,693
				LIBOR-BBA

113,664,714 E	302,678	6/15/18	3 month USD-	0.85%	192,423
			LIBOR-BBA

6,174,000 E	(5,693)	6/15/21	3 month USD-	1.15%	(30,327)
			LIBOR-BBA

8,051,800	(106)	3/16/26	3 month USD-	1.79701%	119,507
			LIBOR-BBA

139,669,200 E	313,961	6/15/18	1.20%	3 month USD-	(520,562)
				LIBOR-BBA

27,211,018 E	191,295	6/15/26	1.85%	3 month USD-	(233,605)
				LIBOR-BBA

20,694,000 E	145,763	6/15/26	1.90%	3 month USD-	(275,091)
				LIBOR-BBA

6,297,000 E	4,816	6/15/21	3 month USD-	1.45%	72,112
			LIBOR-BBA

13,517,200 E	3,694	6/15/21	1.45%	3 month USD-	(140,765)
				LIBOR-BBA

5,708,800	(75)	3/17/26	1.787%	3 month USD-	(79,151)
				LIBOR-BBA

8,051,800	(106)	3/16/26	3 month USD-	1.79882%	120,882
			LIBOR-BBA

8,051,800	(106)	3/16/26	3 month USD-	1.8005%	122,168
			LIBOR-BBA

8,051,800	(106)	3/16/26	3 month USD-	1.80312%	124,166
			LIBOR-BBA

8,051,800	(106)	3/16/26	3 month USD-	1.80242%	123,632
			LIBOR-BBA

30,582,856 E	(42,652)	6/15/21	3 month USD-	1.40%	209,382
			LIBOR-BBA

54 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$3,859,500 E	$18,596	6/15/46	3 month USD-	2.20%	$58,492
				LIBOR-BBA

	172,900 E	1,158	6/15/46	2.25%	3 month USD-	(2,671)
					LIBOR-BBA

	373,700	(13)	4/5/46	2.2375%	3 month USD-	(8,400)
					LIBOR-BBA

	10,700,000	(141)	3/18/26	1.78722%	3 month USD-	(148,164)
					LIBOR-BBA

	10,700,000	(141)	3/18/26	1.79757%	3 month USD-	(158,658)
					LIBOR-BBA

	5,433,400	(72)	3/21/26	1.7325%	3 month USD-	(46,347)
					LIBOR-BBA

	5,433,400	(72)	3/21/26	1.73%	3 month USD-	(45,061)
					LIBOR-BBA

	3,671,000 E	(53,901)	6/15/26	1.605%	3 month USD-	(26,273)
					LIBOR-BBA

	13,921,000 E	20,895	6/15/21	1.4003%	3 month USD-	(94,037)
					LIBOR-BBA

	1,245,600	(16)	3/30/26	1.73%	3 month USD-	(9,842)
					LIBOR-BBA

	3,589,000 E	64,534	6/15/26	3 month USD-	1.6005%	35,997
				LIBOR-BBA

AUD	56,417,000 E	(45,025)	6/15/18	3 month AUD-BBR-	1.93%	(151,152)
				BBSW

AUD	30,000 E	(115)	6/15/26	3 month AUD-BBR-	2.55%	(303)
				BBSW

AUD	19,723,000 E	47,487	6/15/21	2.25%	3 month AUD-	119,830
					BBR-BBSW

AUD	14,877,000 E	(20,638)	6/15/21	3 month AUD-BBR-	2.50%	59,852
				BBSW

AUD	5,486,000 E	(623)	6/15/18	2.20%	3 month AUD-	(12,478)
					BBR-BBSW

AUD	2,345,000 E	3,109	6/15/26	2.80%	3 month AUD-	(22,375)
					BBR-BBSW

AUD	12,894,000 E	13,162	6/15/18	2.2001%	3 month AUD-	(14,721)
					BBR-BBSW

AUD	2,229,000 E	9,187	6/15/26	2.8005%	3 month AUD-	(15,112)
					BBR-BBSW

CAD	37,376,000	(56,064)	6/17/17	3 month CAD-BA-	0.92%	(34,535)
				CDOR

CAD	18,688,000	(53)	8/27/17	3 month CAD-BA-	0.6825%	(40,006)
				CDOR

CAD	15,942,000	(45)	10/23/17	3 month CAD-BA-	0.81%	(11,949)
				CDOR

CAD	16,505,000	(47)	10/23/17	3 month CAD-BA-	0.805%	(13,630)
				CDOR

Master Intermediate Income Trust 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	16,055,000	$132,352	11/2/25	1.965%	3 month CAD-	$(491,640)
					BA-CDOR

CAD	16,841,000	(45)	2/2/18	0.68%	3 month CAD-	47,402
					BA-CDOR

CAD	4,465,000	(42)	2/2/26	3 month CAD-BA-	1.5125%	12,704
				CDOR

CAD	3,573,000	(34)	2/2/26	3 month CAD-BA-	1.505%	8,184
				CDOR

CAD	21,042,000	(56)	2/2/18	0.675%	3 month CAD-	60,843
					BA-CDOR

CAD	92,220,000 E	15,081	6/15/18	3 month CAD-BA-	0.75%	(151,075)
				CDOR

CAD	16,059,000 E	7,577	6/15/21	0.90%	3 month CAD-	69,204
					BA-CDOR

CAD	10,203,000 E	(104,730)	6/15/26	1.40%	3 month CAD-	(3,324)
					BA-CDOR

CAD	12,147,490 E	(1,466)	6/15/18	0.90%	3 month CAD-	(7,443)
					BA-CDOR

CAD	13,334,000	(38)	3/11/18	0.89%	3 month CAD-	(4,892)
					BA-CDOR

CAD	11,010,000 E	55,060	6/15/21	3 month CAD-BA-	0.9003%	12,936
				CDOR

CAD	32,194,000 E	(6,422)	6/15/18	0.8501%	3 month CAD-	2,303
					BA-CDOR

CHF	2,524,000 E	(13,511)	6/15/26	6 month CHF-	0.15%	(6,056)
				LIBOR-BBA

CHF	30,843,000 E	(26,333)	6/15/18	0.90%	6 month CHF-	(130,421)
					LIBOR-BBA

CHF	5,686,000 E	1,803	6/15/21	6 month CHF-	0.65%	33,055
				LIBOR-BBA

CHF	3,274,000 E	(13)	6/15/18	6 month CHF-	0.7425%	175
				LIBOR-BBA

CHF	10,030,000 E	20,252	6/15/18	6 month CHF-	0.6503%	1,341
				LIBOR-BBA

CHF	3,252,000 E	(8)	6/15/18	6 month CHF-	0.748%	554
				LIBOR-BBA

CHF	1,237,000 E	(3,020)	6/15/26	6 month CHF-	0.1505%	700
				LIBOR-BBA

EUR	28,701,000 E	(86,810)	6/15/21	0.00%	6 month EUR-	4,211
					EURIBOR-
					REUTERS

EUR	11,141,000 E	162,150	6/15/26	6 month EUR-	0.50%	63,267
				EURIBOR-REUTERS

EUR	10,282,000 E	(26,221)	6/15/21	6 month EUR-	0.10%	256
				EURIBOR-REUTERS

EUR	5,456,000 E	(19,337)	6/15/26	0.60%	6 month EUR-	(32,965)
					EURIBOR-
					REUTERS

56 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	$2,231,000 E	$(659)	6/15/18	6 month EUR-	0.20%	$1,948
				EURIBOR-REUTERS

EUR	396,000 E	(456)	6/15/21	6 month EUR-	0.075%	(5)
				EURIBOR-REUTERS

EUR	1,115,000 E	10,072	6/15/26	6 month EUR-	0.55%	6,517
				EURIBOR-REUTERS

EUR	7,516,000 E	(91,013)	6/15/26	0.5005%	6 month EUR-	(24,732)
					EURIBOR-
					REUTERS

GBP	31,302,000 E	(62,203)	6/15/18	0.75%	6 month GBP-	(5,646)
					LIBOR-BBA

GBP	10,295,000 E	(47,757)	6/15/21	0.975%	6 month GBP-	(6,815)
					LIBOR-BBA

GBP	15,000 E	(256)	6/15/26	1.40%	6 month GBP-	(151)
					LIBOR-BBA

GBP	29,000 E	(648)	6/15/26	1.35%	6 month GBP-	(245)
					LIBOR-BBA

GBP	17,000 E	(58)	6/15/18	0.70%	6 month GBP-	(3)
					LIBOR-BBA

GBP	13,280,000 E	(6,596)	6/15/18	6 month GBP-	0.90%	26,287
				LIBOR-BBA

GBP	8,588,000 E	14,669	6/15/18	6 month GBP-	0.7501%	(626)
				LIBOR-BBA

GBP	1,236,000 E	(13,495)	6/15/26	1.4005%	6 month GBP-	(4,878)
					LIBOR-BBA

JPY	511,900,000	(30)	2/19/20	6 month JPY-	1.3975%	275,444
				LIBOR-BBA

JPY	129,260,000	(19)	11/13/45	6 month JPY-	1.32125%	241,050
				LIBOR-BBA

JPY	165,552,000	(40)	11/26/35	6 month JPY-	1.09%	176,904
				LIBOR-BBA

JPY	129,260,000	(19)	1/5/46	1.22015%	6 month JPY-	(206,669)
					LIBOR-BBA

JPY	165,552,000	(44)	1/5/36	1.00875%	6 month JPY-	(152,091)
					LIBOR-BBA

JPY	841,540,000 E	(70)	6/15/21	0.065%	6 month JPY-	1,276
					LIBOR-BBA

JPY	149,101,000 E	(45)	6/15/46	0.6725%	6 month JPY-	(24,355)
					LIBOR-BBA

NOK	210,714,000 E	(9,056)	6/15/18	6 month NOK-	0.80%	13,888
				NIBOR-NIBR

NOK	32,425,000 E	15,697	6/15/26	6 month NOK-	1.55%	58,139
				NIBOR-NIBR

NOK	20,813,000 E	(5,724)	6/15/21	1.05%	6 month NOK-	(15,871)
					NIBOR-NIBR

NOK	9,343,000	(14)	3/10/26	1.56%	6 month NOK-	(16,090)
					NIBOR-NIBR

Master Intermediate Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

NOK	12,688,000	$(20)	3/17/26	1.60%	6 month NOK-	$(27,562)
					NIBOR-NIBR

NOK	50,532,000 E	2,435	6/15/18	6 month NOK-	0.70%	(4,117)
				NIBOR-NIBR

NOK	10,496,000 E	12,637	6/15/26	1.5505%	6 month NOK-	(1,161)
					NIBOR-NIBR

NZD	5,356,000 E	(504)	6/15/26	3.10%	3 month NZD-	(27,733)
					BBR-FRA

NZD	9,578,000 E	2,143	6/15/18	3 month NZD-	2.40%	27,771
				BBR-FRA

NZD	29,659,000 E	(23,926)	6/15/21	2.70%	3 month NZD-	(178,436)
					BBR-FRA

NZD	7,955,000 E	(34,012)	6/15/21	3 month NZD-	2.7003%	7,508
				BBR-FRA

NZD	9,494,000 E	14,637	6/15/18	2.4001%	3 month NZD-	(10,778)
					BBR-FRA

SEK	61,057,000 E	4,326	6/15/21	0.35%	3 month SEK-	6,417
					STIBOR-SIDE

SEK	37,444,000 E	8,152	6/15/26	3 month SEK-	1.20%	10,749
				STIBOR-SIDE

SEK	23,207,000 E	(1,516)	6/15/21	3 month SEK-	0.3503%	(2,268)
				STIBOR-SIDE

SEK	11,317,000 E	(1,404)	6/15/26	1.2005%	3 month SEK-	(2,256)
					STIBOR-SIDE

Total		$1,023,225				$(1,390,451)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$386,041	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(3,426)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

147,956	—	1/12/40	4.00% (1 month	Synthetic MBX Index	829
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

365,210	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(690)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

351,891	—	1/12/40	4.00% (1 month	Synthetic MBX Index	1,971
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

41,224	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(16)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

58 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$185,274	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$236
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

878,080	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,918
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,211,237	—	1/12/40	4.50% (1 month	Synthetic MBX Index	6,528
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

409,691	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(1,823)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

532,159	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(3,695)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

320,532	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,225)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

406,312	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,821)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

617,682	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(238)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

88,603	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(34)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,506,808	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	13,760
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

1,253,354	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	10,927
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,512,273	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	21,903
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

207,349	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	2,057
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

2,813,191	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(7,835)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,904,523	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,020
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

11,131,051	—	1/12/41	5.00% (1 month	Synthetic MBX Index	29,823
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Master Intermediate Income Trust 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$6,676,529	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(23,079)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	2,881,000	—	9/15/17	(0.4975%)	Eurostat Eurozone	(24,377)
					HICP excluding
					tobacco

EUR	1,441,000	—	9/15/17	(0.46%)	Eurostat Eurozone	(10,950)
					HICP excluding
					tobacco

EUR	2,049,000	—	9/15/17	(0.435%)	Eurostat Eurozone	(14,390)
					HICP excluding
					tobacco

Citibank, N.A.
	$691,596	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,853
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,482,203	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,971
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	138,438	—	1/12/41	5.00% (1 month	Synthetic MBX Index	371
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

Credit Suisse International
	592,881	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,589
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	451,769	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,562)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	895,446	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(6,217)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	939,717	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	8,582
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	1,041,693	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	9,513
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	931,748	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(6,469)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	340,187	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,966)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	278,091	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(2,802)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

60 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$732,080	$—	1/12/43	3.50% (1 month	Synthetic TRS Index	$(7,262)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

244,875	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(2,429)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

447,771	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(4,442)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,467,107	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(42,140)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

896,156	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(10,892)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

883,280	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(12,071)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,643,962	(9,502)	1/12/41	(4.00%) 1 month	Synthetic TRS Index	5,722
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
451,769	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,562)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
504,115	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(953)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

203,804	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(79)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

958,289	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(8,506)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

958,289	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(8,506)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

310,422	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,073)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

116,613	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(403)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

887,064	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(8,194)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Master Intermediate Income Trust 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$27,201	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(51)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

231,880	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(438)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

621,681	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(5,613)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

243,752	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(461)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

487,504	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(922)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

15,304	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(6)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

71,377	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(622)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

219,108	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(757)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

425,228	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,470)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

262,873	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(909)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

20,217	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(70)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

53,873	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(186)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,235,733	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(19,844)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,947,545	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(17,286)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

458,712	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,999)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,497,322	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	13,674
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

62 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,986,255	$—	1/12/44	3.50% (1 month	Synthetic TRS Index	$(20,015)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	1,569,499	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(15,815)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	726,084	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(7,316)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	889,332	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(10,809)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	912,715	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	9,054
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

EUR	10,371,000	—	8/10/17	(0.63%)	Eurostat Eurozone	(109,633)
					HICP excluding
					tobacco

EUR	3,424,000	—	8/11/17	(0.63%)	Eurostat Eurozone	(36,195)
					HICP excluding
					tobacco

EUR	2,881,000	—	8/31/17	(0.27%)	Eurostat Eurozone	(6,720)
					HICP excluding
					tobacco

EUR	2,881,000	—	9/1/17	(0.37%)	Eurostat Eurozone	(13,310)
					HICP excluding
					tobacco

EUR	2,882,000	—	9/10/20	(0.7975%)	Eurostat Eurozone	(51,599)
					HICP excluding
					tobacco

EUR	1,717,000	—	1/26/21	(0.75%)	Eurostat Eurozone	(18,117)
					HICP excluding
					tobacco

JPMorgan Chase Bank N.A.
	$2,944,464	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(25,671)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,683,907	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,681)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,579,394	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(22,488)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,598,451	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,936)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Master Intermediate Income Trust 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A. cont.
	$1,497,322	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$13,674
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	1,441,000	—	9/4/20	(0.8675%)	Eurostat Eurozone	(31,614)
					HICP excluding
					tobacco

EUR	1,441,000	—	9/7/20	(0.85%)	Eurostat Eurozone	(30,105)
					HICP excluding
					tobacco

EUR	1,837,000	—	1/27/21	(0.755%)	Eurostat Eurozone	(19,929)
					HICP excluding
					tobacco

EUR	1,511,000	—	1/26/21	(0.75%)	Eurostat Eurozone	(15,944)
					HICP excluding
					tobacco

Total		$(9,502)				$(576,683)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$4,375	$64,000	5/11/63	300 bp	$463
Index

CMBX NA BBB–	BBB–/P	8,497	141,000	5/11/63	300 bp	(120)
Index

CMBX NA BBB–	BBB–/P	17,409	282,000	5/11/63	300 bp	174
Index

CMBX NA BBB–	BBB–/P	16,587	291,000	5/11/63	300 bp	(1,198)
Index

Credit Suisse International
CMBX NA BB Index	—	(47,638)	2,699,000	5/11/63	(500 bp)	251,215

CMBX NA BB Index	—	(1,359)	140,000	1/17/47	(500 bp)	20,387

CMBX NA BBB–	BBB–/P	7,175	655,000	5/11/63	300 bp	(32,856)
Index

CMBX NA BBB–	BBB–/P	21,337	1,474,000	5/11/63	300 bp	(68,749)
Index

CMBX NA BBB–	BBB–/P	25,125	1,913,000	5/11/63	300 bp	(91,791)
Index

CMBX NA BBB–	BBB–/P	281,937	3,774,000	1/17/47	300 bp	(57,786)
Index

CMBX NA BBB–	BBB–/P	141,869	3,986,000	1/17/47	300 bp	(216,937)
Index

CMBX NA BBB–	BBB–/P	421,624	12,292,000	1/17/47	300 bp	(684,861)
Index

64 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
CMBX NA BBB–	BBB–/P	$(906)	$131,000	5/11/63	300 bp	$(8,912)
Index

CMBX NA BBB–	BBB–/P	627	63,000	1/17/47	300 bp	(5,044)
Index

CMBX NA BBB–	BBB–/P	303	85,000	1/17/47	300 bp	(7,348)
Index

CMBX NA BBB–	BBB–/P	303	85,000	1/17/47	300 bp	(7,348)
Index

CMBX NA BBB–	BBB–/P	2,777	103,000	1/17/47	300 bp	(6,494)
Index

CMBX NA BBB–	BBB–/P	761	178,000	1/17/47	300 bp	(15,262)
Index

CMBX NA BBB–	BBB–/P	635	178,000	1/17/47	300 bp	(15,388)
Index

CMBX NA BBB–	BBB–/P	635	178,000	1/17/47	300 bp	(15,388)
Index

CMBX NA BBB–	BBB–/P	1,145	292,000	1/17/47	300 bp	(25,139)
Index

CMBX NA BB Index	—	(3,293)	385,000	5/11/63	(500 bp)	39,337

CMBX NA BB Index	—	(2,364)	223,000	5/11/63	(500 bp)	22,327

CMBX NA BB Index	—	(1,143)	119,000	5/11/63	(500 bp)	12,034

CMBX NA BB Index	—	2,532	112,000	5/11/63	(500 bp)	14,934

CMBX NA BB Index	—	1,027	61,000	5/11/63	(500 bp)	7,781

CMBX NA BB Index	—	523	51,000	5/11/63	(500 bp)	6,170

CMBX NA BB Index	—	62	51,000	5/11/63	(500 bp)	5,709

CMBX NA BB Index	—	(1,448)	140,000	1/17/47	(500 bp)	20,298

CMBX NA BB Index	—	(146)	73,000	1/17/47	(500 bp)	11,193

CMBX NA BBB–	BBB–/P	34	3,000	5/11/63	300 bp	(149)
Index

CMBX NA BBB–	BBB–/P	(51)	19,000	5/11/63	300 bp	(1,212)
Index

CMBX NA BBB–	BBB–/P	(193)	48,000	5/11/63	300 bp	(3,126)
Index

CMBX NA BBB–	BBB–/P	(601)	60,000	5/11/63	300 bp	(4,269)
Index

CMBX NA BBB–	BBB–/P	(1,283)	77,000	5/11/63	300 bp	(5,989)
Index

CMBX NA BBB–	BBB–/P	(908)	113,000	5/11/63	300 bp	(7,814)
Index

CMBX NA BBB–	BBB–/P	(1,287)	118,000	5/11/63	300 bp	(8,499)
Index

CMBX NA BBB–	BBB–/P	(2,297)	229,000	5/11/63	300 bp	(16,292)
Index

Master Intermediate Income Trust 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB–	BBB–/P	$6,073	$147,000	1/17/47	300 bp	$(7,159)
Index

CMBX NA BBB–	BBB–/P	7,025	169,000	1/17/47	300 bp	(8,188)
Index

CMBX NA BBB–	BBB–/P	7,940	184,000	1/17/47	300 bp	(8,623)
Index

CMBX NA BBB–	BBB–/P	7,407	184,000	1/17/47	300 bp	(9,156)
Index

CMBX NA BBB–	BBB–/P	7,407	184,000	1/17/47	300 bp	(9,156)
Index

CMBX NA BBB–	BBB–/P	5,988	200,000	1/17/47	300 bp	(12,015)
Index

CMBX NA BBB–	BBB–/P	4,300	204,000	1/17/47	300 bp	(14,063)
Index

CMBX NA BBB–	BBB–/P	9,514	314,000	1/17/47	300 bp	(18,751)
Index

CMBX NA BBB–	BBB–/P	43,693	315,000	1/17/47	300 bp	15,337
Index

CMBX NA BBB–	BBB–/P	11,316	382,000	1/17/47	300 bp	(23,070)
Index

CMBX NA BBB–	BBB–/P	120,382	605,000	1/17/47	300 bp	65,921
Index

CMBX NA BBB–	BBB–/P	21,189	665,000	1/17/47	300 bp	(38,672)
Index

CMBX NA BBB–	BBB–/P	29,631	957,000	1/17/47	300 bp	(56,515)
Index

JPMorgan Securities LLC
CMBX NA BBB–	—	(2,292)	426,000	5/11/63	(300 bp)	23,743
Index

CMBX NA BBB–	—	(10,053)	419,000	5/11/63	(300 bp)	15,555
Index

CMBX NA BBB–	—	(5,411)	210,000	5/11/63	(300 bp)	7,423
Index

CMBX NA BBB–	—	(9,305)	146,000	5/11/63	(300 bp)	(382)
Index

CMBX NA BBB–	BBB–/P	11,619	210,000	1/17/47	300 bp	(7,285)
Index

CMBX NA BBB–	BBB–/P	9,663	381,000	1/17/47	300 bp	(24,634)
Index

CMBX NA BBB–	BBB–/P	22,099	419,000	1/17/47	300 bp	(15,618)
Index

CMBX NA BBB–	BBB–/P	11,137	426,000	1/17/47	300 bp	(27,210)
Index

Total		$1,201,704				$(1,048,467)

66 Master Intermediate Income Trust

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$10,017

Energy	—	—	200

Total common stocks	—	—	10,217
Convertible bonds and notes	$—	$144,021	$—

Corporate bonds and notes	—	82,814,774	4

Foreign government and agency bonds and notes	—	25,858,065	—

Mortgage-backed securities	—	119,308,072	7,247,465

Preferred stocks	—	90,600	—

Purchased options outstanding	—	419,100	—

Purchased swap options outstanding	—	1,174,439	—

Senior loans	—	3,868,246	—

U.S. government and agency mortgage obligations	—	138,670,574	—

Short-term investments	8,537,287	11,977,013	—

Totals by level	$8,537,287	$384,324,904	$7,257,686

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,102,813)	$—

Futures contracts	(152,856)	—	—

Written options outstanding	—	(276,850)	—

Written swap options outstanding	—	(2,311,524)	—

Forward premium swap option contracts	—	(166,808)	—

TBA sale commitments	—	(46,777,502)	—

Interest rate swap contracts	—	(2,349,870)	—

Total return swap contracts	—	(567,181)	—

Credit default contracts	—	(2,250,171)	—

Totals by level	$(152,856)	$(56,802,719)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

Master Intermediate Income Trust 67

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued	Realized	appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	gain/	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	9/30/15	premiums	(loss)	tion) #	purchases	from sales	Level 3†	Level 3†	3/31/16

Common stocks*:

Consumer cyclicals	$10,017	$—	$—	$—	$—	$—	$—	$—	$10,017

Energy	798	—	—	(598)	—	—	—	—	200

Total common stocks	$10,815	$—	$—	$(598)	$—	$—	$—	$—	$10,217
Corporate bonds and
notes	$4	$—	$—	$—	$—	$—	$—	$—	$4

Mortgage-backed
securities	$4,913,178	(179,775)	—	(80,670)	3,937,581	—	—	(1,342,849)	$7,247,465

Totals	$4,923,997	$(179,775)	$—	$(81,268)	$3,937,581	$—	$—	$(1,342,849)	$7,257,686

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $81,268 related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

68 Master Intermediate Income Trust

Statement of assets and liabilities 3/31/16 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $414,585,191)	$391,582,590
Affiliated issuers (identified cost $8,537,287) (Notes 1 and 5)	8,537,287

Cash	51,714

Foreign currency (cost $8) (Note 1)	7

Dividends, interest and other receivables	3,632,724

Receivable for investments sold	2,013,864

Receivable for sales of delayed delivery securities (Note 1)	29,227,896

Receivable for variation margin (Note 1)	1,621,458

Unrealized appreciation on forward premium swap option contracts (Note 1)	477,844

Unrealized appreciation on forward currency contracts (Note 1)	2,513,274

Unrealized appreciation on OTC swap contracts (Note 1)	767,782

Premium paid on OTC swap contracts (Note 1)	101,480

Total assets	440,527,920

LIABILITIES

Payable for investments purchased	1,092,133

Payable for purchases of delayed delivery securities (Note 1)	120,987,042

Payable for compensation of Manager (Note 2)	470,543

Payable for custodian fees (Note 2)	43,513

Payable for investor servicing fees (Note 2)	21,167

Payable for Trustee compensation and expenses (Note 2)	155,769

Payable for administrative services (Note 2)	953

Payable for variation margin (Note 1)	1,914,746

Distributions payable to shareholders	1,412,916

Unrealized depreciation on OTC swap contracts (Note 1)	2,329,126

Premium received on OTC swap contracts (Note 1)	1,293,682

Unrealized depreciation on forward currency contracts (Note 1)	4,616,087

Unrealized depreciation on forward premium swap option contracts (Note 1)	644,652

Written options outstanding, at value (premiums $5,100,982) (Notes 1 and 3)	2,588,374

TBA sale commitments, at value (proceeds receivable $46,754,805) (Note 1)	46,777,502

Other accrued expenses	188,215

Total liabilities	184,536,420

Net assets	$255,991,500

(Continued on next page)

Master Intermediate Income Trust 69

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$433,636,991

Undistributed net investment income (Note 1)	8,042,930

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(159,802,026)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(25,886,395)

Total — Representing net assets applicable to capital shares outstanding	$255,991,500

COMPUTATION OF NET ASSET VALUE

Net asset value per share
($255,991,500 divided by 54,159,566 shares)	$4.73

The accompanying notes are an integral part of these financial statements.

70 Master Intermediate Income Trust

Statement of operations Six months ended 3/31/16 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $58) (including interest income of $17,036 from investments
in affiliated issuers) (Note 5)	$8,131,216

Dividends	8,769

Total investment income	8,139,985

EXPENSES

Compensation of Manager (Note 2)	993,892

Investor servicing fees (Note 2)	66,998

Custodian fees (Note 2)	55,719

Trustee compensation and expenses (Note 2)	11,223

Administrative services (Note 2)	4,547

Auditing and tax fees	75,567

Other	127,239

Total expenses	1,335,185

Expense reduction (Note 2)	—

Net expenses	1,335,185

Net investment income	6,804,800

Net realized loss on investments (Notes 1 and 3)	(4,611,499)

Net increase from payments by affiliates (Note 2)	648

Net realized loss on swap contracts (Note 1)	(6,154,307)

Net realized gain on futures contracts (Note 1)	635,700

Net realized loss on foreign currency transactions (Note 1)	(42,718)

Net realized gain on written options (Notes 1 and 3)	4,438,197

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(2,280,796)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	(7,421,767)

Net loss on investments	(15,436,542)

Net decrease in net assets resulting from operations	$(8,631,742)

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 71

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/16*	Year ended 9/30/15

Operations:
Net investment income	$6,804,800	$13,963,916

Net realized loss on investments
and foreign currency transactions	(5,733,979)	(981,145)

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(9,702,563)	(31,837,591)

Net decrease in net assets resulting from operations	(8,631,742)	(18,854,820)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(8,531,642)	(17,712,527)

Decrease from shares repurchased (Note 4)	(4,916,584)	(11,928,004)

Total decrease in net assets	(22,079,968)	(48,495,351)

NET ASSETS

Beginning of period	278,071,468	326,566,819

End of period (including undistributed net investment
income of $8,042,930 and $9,769,772, respectively)	$255,991,500	$278,071,468

NUMBER OF FUND SHARES

Shares outstanding at beginning of period	55,281,859	57,773,719

Shares repurchased (Note 4)	(1,122,293)	(2,491,860)

Shares outstanding at end of period	54,159,566	55,281,859

* Unaudited.

The accompanying notes are an integral part of these financial statements.

72 Master Intermediate Income Trust

Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended**			Year ended

	3/31/16	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$5.03	$5.65	$5.50	$5.42	$5.34	$5.83
Investment operations:

Net investment income a	.14	.25	.29	.30	.27	.35

Net realized and unrealized
gain (loss) on investments	(.29)	(.58)	.12	.06	.15	(.38)

Total from investment operations	(.15)	(.33)	.41	.36	.42	(.03)
Less distributions:

From net investment income	(.16)	(.31)	(.31)	(.31)	(.09)	(.46)

From return of capital	—	—	—	—	(.25)	—

Total distributions	(.16)	(.31)	(.31)	(.31)	(.34)	(.46)

Increase from shares repurchased	.01	.02	.05	.03	—	—

Net asset value, end of period	$4.73	$5.03	$5.65	$5.50	$5.42	$5.34

Market value, end of period	$4.40	$4.51	$5.03	$4.88	$5.18	$5.05

Total return at market value (%) [b]	1.02*	(4.37)	9.56	0.15	9.56	(13.01)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)	$255,992	$278,071	$326,567	$345,144	$356,296	$351,028

Ratio of expenses to average
net assets (%) [c]	.50*	.96	.99	.94	.96	.94

Ratio of net investment income
to average net assets (%)	2.81*	4.58	5.21	5.31	4.94	5.97

Portfolio turnover (%) [e]	376* [d]	724 [d]	389 [d]	244 [e]	157 [e]	171 [e]

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sales commitments.

e Portfolio turnover excludes TBA purchase and sales commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

September 30, 2013	642%

September 30, 2012	472

September 30, 2011	413

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 73

Notes to financial statements 3/31/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2015 through March 31, 2016.

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1

74 Master Intermediate Income Trust

securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Master Intermediate Income Trust 75

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk, and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing

76 Master Intermediate Income Trust

service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Master Intermediate Income Trust 77

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

78 Master Intermediate Income Trust

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $6,074,137 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,829,203 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At September 31, 2015 , the fund had a capital loss carryover of $134,400,298 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$20,696,615	$27,927,592	$48,624,207	*

11,586,218	N/A	11,586,218	September 30, 2016

28,970,279	N/A	28,970,279	September 30, 2017

45,219,594	N/A	45,219,594	September 30, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $13,661,976 of certain losses recognized during the period from November 1, 2014 to September 31, 2015 to its fiscal year ending September 31, 2016.

The aggregate identified cost on a tax basis is $428,953,063, resulting in gross unrealized appreciation and depreciation of $464,852 and $29,298,037, respectively, or net unrealized depreciation of $28,833,186.

Master Intermediate Income Trust 79

Distributions to shareholders Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

0.750%	of the first $500 million of average	0.480%	of the next $5 billion of average net
	net assets,		assets,

0.650%	of the next $500 million of average	0.470%	of the next $5 billion of average net
	net assets,		assets,

0.600%	of the next $500 million of average	0.460%	of the next $5 billion of average net
	net assets,		assets,

0.550%	of the next $5 billion of average net	0.450%	of the next $5 billion of average net
	assets,		assets,

0.525%	of the next $5 billion of average net	0.440%	of the next $5 billion of average net
	assets,		assets,

0.505%	of the next $5 billion of average net	0.430%	of the next $8.5 billion of average
	assets,		net assets and

0.490%	of the next $5 billion of average net	0.420%	of any excess thereafter.
	assets,

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management will pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

Putnam Management has agreed to reimburse the fund $648 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $190, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

80 Master Intermediate Income Trust

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$1,303,448,522	$1,336,690,589

U.S. government securities (Long-term)	—	—

Total	$1,303,448,522	$1,336,690,589

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$888,145,450	$4,618,285	$120,000,000	$803,125

Options opened	1,221,687,600	7,778,842	430,000,000	1,949,219
Options exercised	(140,996,100)	(1,563,510)	—	—
Options expired	(789,111,750)	(2,362,386)	—	—
Options closed	(625,254,000)	(4,345,249)	(330,000,000)	(1,777,344)

Written options outstanding at
the end of the reporting period	$554,471,200	$4,125,982	$220,000,000	$975,000

Note 4: Shares repurchased

In September 2015, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2016 (based on shares outstanding as of October 7, 2015). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2015 (based on shares outstanding as of October 7, 2014). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 1,122,293 common shares for an aggregate purchase price of $4,916,584, which reflects a weighted-average discount from net asset value per share of 9.25%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

Master Intermediate Income Trust 81

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$—	$1,017,662	$1,017,662	$19	$—

Putnam Short Term
Investment Fund*	1,182,949	54,363,074	47,008,736	17,017	8,537,287

Totals	$1,182,949	$55,380,736	$48,026,398	$17,036	$8,537,287

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$69,900,000

Purchased swap option contracts (contract amount)	$518,100,000

Written TBA commitment option contracts (contract amount) (Note 3)	$141,400,000

Written swap option contracts (contract amount) (Note 3)	$549,100,000

Futures contracts (number of contracts)	200

Forward currency contracts (contract amount)	$226,900,000

OTC interest rate swap contracts (notional)	$678,800,000

Centrally cleared interest rate swap contracts (notional)	$2,539,600,000

OTC total return swap contracts (notional)	$126,500,000

OTC credit default contracts (notional)	$39,500,000

82 Master Intermediate Income Trust

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Credit contracts	appreciation	$538,032	depreciation	$2,788,203

Foreign exchange
contracts	Receivables	2,513,274	Payables	4,616,087

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	5,101,399*	depreciation	9,332,949*

Total		$8,152,705		$16,737,239

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$23,058	$23,058

Foreign exchange
contracts	—	—	(17,147)	—	(17,147)

Interest rate contracts	(950,868)	635,700	—	(6,177,365)	(6,492,533)

Total	$(950,868)	$635,700	$(17,147)	$(6,154,307)	$(6,486,622)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(460,024)	$(460,024)

Foreign exchange
contracts	—	—	(2,285,966)	—	(2,285,966)

Interest rate contracts	(8,100)	(59,629)	—	2,407,241	2,339,512

Total	$(8,100)	$(59,629)	$(2,285,966)	$1,947,217	$(406,478)

Master Intermediate Income Trust 83

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$33,940	$—	$29,866	$—	$—	$—	$—	$—	$—	$63,806

Centrally cleared interest rate swap contracts§	—	—	1,573,036	—	—	—	—	—	—	—	—	—	—	1,573,036

OTC Total return swap contracts*#	—	95,972	—	6,195	22,728	—	13,674	—	—	—	—	—	—	173,477

OTC Credit default contracts*#	—	—	—	—	144,033	—	—	73,400	—	—	—	—	—	538,032

Futures contracts§	—	—	—	—	—	—	—	—	48,422	—	—	—	—	48,422

Forward currency contracts#	138,713	210,354	—	255,043	603,120	541	470,839	—	—	229,588	37,314	145,799	43,529	2,513,274

Forward premium swap option contracts#	—	—	—	—	—	—	477,844	—	—	—	—	—	—	477,844

Purchased swap options**#	—	450,475	—	37	266,175	—	346,703	—	—	—	—	—	—	1,174,439

Purchased options**#	—	—	—	—	—	—	419,100	—	—	—	—	—	—	419,100

Total Assets	$138,713	$756,801	$1,573,036	$261,275	$1,069,996	$541	$1,758,026	$73,400	$48,422	$229,588	$37,314	$145,799	$43,529	$6,981,430

Liabilities:

Centrally cleared interest rate swap contracts§	—	—	1,914,746	—		—	—	—	—	—	—	—	—	1,914,746

OTC Total return swap contracts*#	—	95,599	—	—	369,877	—	174,368	—	—	—	—	—	—	740,658

OTC Credit default contracts*#	47,549	—	—	—	559,342	—	—	129,265	—	—	—	—	—	2,788,203

Forward currency contracts#	488,712	399,954	—	428,581	585,189	197,471	811,963	—	—	458,989	328,664	89,664	208,053	4,616,087

Forward premium swap option contracts#	—	—	—	—	—	—	644,652	—	—	—	—	—	—	644,652

Written swap options#	—	582,712	—	74	119	—	1,559,536	—	—	—	—	—	—	2,311,524

Written options#	—	—	—	—	—	—	276,850	—	—	—	—	—	—	276,850

Total Liabilities	$536,261	$1,078,265	$1,914,746	$428,655	$1,514,527	$197,471	$3,467,369	$129,265	$—	$458,989	$328,664	$89,664	$208,053	$13,292,720

Total Financial and Derivative Net Assets	$(397,548)	$(321,464)	$(341,710)	$(167,380)	$(444,531)	$(196,930)	$(1,709,343)	$(55,865)	$48,422	$(229,401)	$(291,350)	$56,135	$(164,524)	$(6,311,290)

Total collateral received (pledged)†##	$(362,954)	$(321,464)	$—	$(167,380)	$(444,531)	$(138,974)	$(1,441,797)	$(55,865)	$—	$(160,000)	$(231,970)	$—	$—

Net amount	$(34,594)	$—	$(341,710)	$—	$—	$(57,956)	$(267,546)	$—	$48,422	$(69,401)	$(59,380)	$56,135	$(164,524)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

84 Master Intermediate Income Trust	Master Intermediate Income Trust 85

Shareholder meeting results (Unaudited)

April 29, 2016 annual meeting

At the meeting, a proposal to fix the number of Trustees at 13 was approved as follows:

Votes for	Votes against	Abstentions

44,240,040	4,169,616	729,374

At the meeting, each of the nominees for Trustee was elected as follows:

	Votes for	Votes withheld

Liaquat Ahamed	44,600,388	4,538,649

Ravi Akhoury	44,520,083	4,618,954

Barbara M. Baumann	44,687,320	4,451,717

Jameson A. Baxter	47,663,563	1,475,474

Robert J. Darretta	44,574,768	4,564,269

Katinka Domotorffy	44,616,168	4,522,869

John A. Hill	47,662,099	1,476,938

Paul L. Joskow	47,635,152	1,503,885

Kenneth R. Leibler	44,615,612	4,523,426

Robert E. Patterson	47,645,015	1,494,022

George Putnam, III	47,670,572	1,468,466

Robert L. Reynolds	44,639,634	4,499,403

W. Thomas Stephens	44,577,180	4,561,857

A proposal to convert the fund to an open-end investment company was not approved, as follows:

Votes for	Votes against	Abstentions

4,987,146	26,424,766	947,972

All tabulations are rounded to the nearest whole number.

86 Master Intermediate Income Trust

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	International Value Fund
Growth Opportunities Fund	Multi-Cap Value Fund
International Growth Fund	Small Cap Value Fund
Multi-Cap Growth Fund
Small Cap Growth Fund	Income
Voyager Fund	American Government Income Fund
Diversified Income Trust
Blend	Emerging Markets Income Fund
Asia Pacific Equity Fund	Floating Rate Income Fund
Capital Opportunities Fund	Global Income Trust
Capital Spectrum Fund	High Yield Advantage Fund
Emerging Markets Equity Fund	High Yield Trust
Equity Spectrum Fund	Income Fund
Europe Equity Fund	Money Market Fund*
Global Equity Fund	Short Duration Income Fund
International Capital Opportunities Fund	U.S. Government Income Trust
International Equity Fund
Investors Fund	Tax-free Income
Low Volatility Equity Fund	AMT-Free Municipal Fund
Multi-Cap Core Fund	Intermediate-Term Municipal Income Fund
Research Fund	Short-Term Municipal Income Fund
Strategic Volatility Equity Fund	Tax Exempt Income Fund
Tax-Free High Yield Fund
Value
Convertible Securities Fund	State tax-free income funds†:
Equity Income Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.

Master Intermediate Income Trust 87

Absolute Return	Retirement Income Lifestyle Funds —
Absolute Return 100 Fund®	portfolios with managed allocations to
Absolute Return 300 Fund®	stocks, bonds, and money market
Absolute Return 500 Fund®	investments to generate retirement income.
Absolute Return 700 Fund®
Retirement Income Fund Lifestyle 1
Global Sector	Retirement Income Fund Lifestyle 2
Global Consumer Fund	Retirement Income Fund Lifestyle 3
Global Energy Fund
Global Financials Fund	RetirementReady® Funds — portfolios with
Global Health Care Fund	adjusting allocations to stocks, bonds, and
Global Industrials Fund	money market instruments, becoming more
Global Natural Resources Fund	conservative over time.
Global Sector Fund
Global Technology Fund	RetirementReady® 2060 Fund
Global Telecommunications Fund	RetirementReady® 2055 Fund
Global Utilities Fund	RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
Asset Allocation	RetirementReady® 2040 Fund
George Putnam Balanced Fund	RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
Global Asset Allocation Funds — four	RetirementReady® 2025 Fund
investment portfolios that spread your	RetirementReady® 2020 Fund
money across a variety of stocks, bonds, and
money market instruments.

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

88 Master Intermediate Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	James F. Clark
	Robert J. Darretta	Chief Compliance Officer
Investment Sub-Manager	Katinka Domotorffy
Putnam Investments Limited	John A. Hill	Michael J. Higgins
57–59 St James’s Street	Paul L. Joskow	Vice President, Treasurer,
London, England SW1A 1LD	Kenneth R. Leibler	and Clerk
Robert E. Patterson
Marketing Services	George Putnam, III	Janet C. Smith
Putnam Retail Management	Robert L. Reynolds	Vice President,
One Post Office Square	W. Thomas Stephens	Principal Accounting Officer,
Boston, MA 02109		and Assistant Treasurer
Officers
Custodian	Robert L. Reynolds	Susan G. Malloy
State Street Bank	President	Vice President and
and Trust Company		Assistant Treasurer
Jonathan S. Horwitz
Legal Counsel	Executive Vice President,	James P. Pappas
Ropes & Gray LLP	Principal Executive Officer, and	Vice President
Compliance Liaison
Mark C. Trenchard
	Steven D. Krichmar	Vice President and
	Vice President and	BSA Compliance Officer
Principal Financial Officer
Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

Master Intermediate Income Trust 89

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

90 Master Intermediate Income Trust

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Master Intermediate Income Trust 91

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92 Master Intermediate Income Trust

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA713
299983 5/16

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) During the period, Kevin Murphy was removed as a Portfolio Manager for the fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

October 1 — October 7, 2015	—	—	—	3,285,512
October 8 — October 31, 2015	108,334	$4.65	108,334	5,419,852
November 1 — November 30, 2015	217,449	$4.63	217,449	5,202,403
December 1 — December 31, 2015	150,598	$4.47	150,598	5,051,805
January 1 — January 31, 2016	218,256	$4.35	218,256	4,833,549
February 1 — February 28, 2016	427,656	$4.17	427,656	4,405,893
March 1 — March 31, 2016	—	—	—	4,405,893

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2014, which was in effect between October 8, 2014 and October 7, 2015, allowed the fund to repurchase up to 5,777,372 of its shares. The program renewed by the Board in September 2015, which is in effect between October 8, 2015 and October 7, 2016, allows the fund to repurchase up to 5,528,186 of its shares.

**	Information prior to October 7, 2015 is based on the total number of shares eligible for repurchase under the program, as amended through September 2014. Information from October 8, 2015 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2015.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 27, 2016